TARGET/UNITED FUNDS, INC.

            SEMIANNUAL
            REPORT
            --------------------------------------
            For the six months ended June 30, 1999

JUNE 30, 1999
---------------------------------------------------------------------------


Dear Policyholder:

The accompanying report contains the financial statements of the Target/United Funds, Inc. for the fiscal period ended June 30, 1999. The assets of your Advantage I (Variable Life), Advantage II (Variable Annuity) or Advantage Plus (Variable Universal Life) policy are invested in the investment portfolios of the corresponding investment divisions of United Investors Life's variable accounts.

As the value of your policy will vary in accordance with the investment performance of these underlying portfolios, it is important that you review the information contained in the report. In addition to the financial statements, the report contains a brief discussion of each portfolio's objectives and strategy, and a detailed schedule of the investments held at June 30, 1999.

If your state has approved our fixed account and if the assets of your policy have been allocated to the fixed account, the results of such allocation will be reflected in your policy annual report which will be sent on your policy anniversary.

Please do not hesitate to contact us or your financial advisor if we may be of service with regard to your Advantage policy.


Sincerely,

Anthony L. McWhorter
President

PRESIDENT'S LETTER
-----------------------------------------------------------------
JUNE 30, 1999

Dear Policyholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor.

With respect to your investment program, while it is impossible to predict the future of the markets, there are some basic principles that we stand by that can help investors achieve their financial goals.

 . Work with your financial advisor to develop a comprehensive financial plan.
  A comprehensive plan can help you pinpoint your financial objectives and identify specific strategies for turning your financial dreams into reality. A financial plan can also help ensure that your investment portfolio is appropriately diversified. It can be one of the best ways to plan for your financial future.
 . Review your financial plan regularly.  Financial planning is an ongoing process that requires periodic reviews to adapt to life's changes.
 . Make regular investments and adopt a long-term investment view. Over the long term, regular contributions to your investments can smooth out the bumps of volatility and enable investors to take advantage of the power of compounding.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Your financial advisor is ready to assist you in completing your comprehensive financial plan to reach the financial goals that are most important to you.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues, please contact your financial advisor or your local Waddell & Reed office. Again, thank you for your continued confidence.


Respectfully,

Robert L. Hechler
President

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS
Business Services - 2.97%
 Compuware Corporation*  .................     5,900    $   187,509
 Teradyne, Inc.*  ........................     2,900        208,075
 Young & Rubicam Inc.  ...................     2,500        113,594
   Total .................................                  509,178

Chemicals and Allied Products - 9.78%
 Bristol-Myers Squibb Company  ...........     1,100         77,481
 Forest Laboratories, Inc.*  .............     4,000        185,000
 Gillette Company (The)  .................     1,900         77,900
 Lilly (Eli) and Company  ................     4,100        293,662
 Merck & Co., Inc.  ......................     2,600        192,400
 Pharmacia & Upjohn, Inc.  ...............     4,100        232,931
 Schering-Plough Corporation  ............     6,800        360,400
 Warner-Lambert Company  .................     3,700        256,688
   Total .................................                1,676,462

Communication - 2.36%
 Clear Channel Communications, Inc.*  ....     2,600        179,237
 Cox Communications, Inc., Class A*  .....     2,900        106,756
 TCA Cable TV, Inc.  .....................     2,150        119,191
   Total .................................                  405,184

Eating and Drinking Places - 1.99%
 McDonald's Corporation  .................     2,300         95,019
 Wendy's International, Inc.  ............     8,700        246,319
   Total .................................                  341,338

Electric, Gas and Sanitary Services - 1.07%
 Montana Power Company (The)  ............     2,600        183,300

Electronic and Other Electric Equipment - 3.92%
 Analog Devices, Inc.*  ..................     4,800        240,900
 EchoStar Communications Corporation,
   Class A*...............................     1,300        199,509
 Intel Corporation  ......................     2,600        154,619
 Micron Technology, Inc.*  ...............     1,900         76,594
   Total .................................                  671,622

Fabricated Metal Products - 0.83%
 Lockheed Martin Corporation  ............     3,800        141,550

Food and Kindred Products - 2.67%
 Pepsi Bottling Group, Inc.  .............     7,600        175,275
 Ralston-Ralston Purina Group  ...........     9,300        283,069
   Total .................................                  458,344

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Furniture and Homefurnishings Stores - 0.59%
 Best Buy Co., Inc.*  ....................     1,500     $  101,250

Holding and Other Investment Offices - 0.46%
 "Shell" Transport and Trading Company,
   p.l.c. (The), ADR .....................     1,700         78,837

Industrial Machinery and Equipment - 4.56%
 Applied Materials, Inc.*  ...............     2,600        191,994
 Case Corporation  .......................     5,200        250,250
 Eaton Corporation  ......................     1,800        165,600
 Parker Hannifin Corporation  ............     3,800        173,850
   Total .................................                  781,694

Instruments and Related Products - 4.94%
 Beckman Coulter, Inc.  ..................     1,900         92,387
 CONMED Corporation*  ....................     3,000         91,781
 Guidant Corporation  ....................     3,600        185,175
 KLA-Tencor Corporation*  ................     2,600        168,594
 Raytheon Company, Class B  ..............     4,400        309,650
   Total .................................                  847,587

Insurance Carriers - 2.69%
 American International Group, Inc.  .....     1,500        175,594
 StanCorp Financial Group, Inc.*  ........     6,700        201,000
 WellPoint Health Networks, Inc.*  .......     1,000         84,875
   Total .................................                  461,469

Motion Pictures - 2.17%
 AT&T Corp. - Liberty Media Group, Class A*    6,200        227,850
 Time Warner Incorporated  ...............     1,950        143,325
   Total .................................                  371,175

Nonmetallic Minerals, Except Fuels - 1.02%
 Rambus Inc.*  ...........................     1,900        175,097

Oil and Gas Extraction - 1.47%
 Schlumberger Limited  ...................     1,300         82,794
 Transocean Offshore Incorporated  .......     3,100         81,375
 USX Corporation - Marathon Group  .......     2,700         87,919
   Total .................................                  252,088

Petroleum and Coal Products - 0.47%
 Texaco Inc.  ............................     1,300         81,250

Prepackaged Software - 2.92%
 BMC Software, Inc.*  ....................     3,300        178,097
 Microsoft Corporation*  .................     2,500        225,313
 Oracle Corporation*  ....................     2,600         96,525
   Total .................................                  499,935

Stone, Clay and Glass Products - 0.88%
 Gentex Corporation*  ....................     5,400        151,200
               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Transportation by Air - 1.34%
 Southwest Airlines Co.  .................     7,400     $  230,325

Transportation Equipment - 1.98%
 Ford Motor Company  .....................     2,500        141,094
 General Motors Corporation  .............     3,000        198,000
   Total .................................                  339,094

Trucking and Warehousing - 1.41%
 CNF Transportation Inc.  ................     6,300        241,762

Wholesale Trade - Durable Goods - 0.97%
 Johnson & Johnson  ......................     1,700        166,600

Wholesale Trade -- Nondurable Goods - 1.04%
 U.S. Foodservice*  ......................     4,200        179,025

TOTAL COMMON STOCKS - 54.50%                             $9,345,366
 (Cost: $8,149,963)
                                           Principal
                                           Amount in
                                           Thousands
CORPORATE DEBT SECURITIES
Communication - 1.17%
 Grupo Televisa, S.A.,
   11.375%, 5-15-2003 ....................    $  200        201,000

Finance, Taxation and Monetary Policy - 1.05%
 Banco Nacional de Comercio Exterior, S.N.C.,
   7.25%, 2-2-2004 .......................       200        180,500

Petroleum and Coal Products - 1.09%
 Petroleos Mexicanos (Daily Adjusted Yield
   Securities (DAYS)),
   9.65713%, 7-15-2005 ...................       200        186,500

Stone, Clay and Glass Products - 1.07%
 Vicap, S.A. de C.V.,
   10.25%, 5-15-2002 .....................       200        183,000

TOTAL CORPORATE DEBT SECURITIES - 4.38%                  $  751,000
 (Cost: $761,416)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Banks:
   6.2%, 2-27-2004 .......................       200        198,630
   6.02%, 3-30-2006 ......................       200        192,750
 United States Treasury,
   5.625%, 12-31-2002 ....................     5,150      5,144,386


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE ASSET STRATEGY PORTFOLIO
JUNE 30, 1999

                                                            Value

TOTAL UNITED STATES GOVERNMENT SECURITIES - 32.29%      $ 5,535,766
 (Cost: $5,528,608)

TOTAL SHORT-TERM SECURITIES - 8.65%                     $ 1,482,979
 (Cost: $1,482,979)

TOTAL INVESTMENT SECURITIES - 99.82%                    $17,115,111
 (Cost: $15,922,966)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.18%            30,302

NET ASSETS - 100.00%                                    $17,145,413

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS
Apparel and Accessory Stores - 0.23%
 Abercrombie & Fitch Co., Class A*  ......     5,000  $   240,000

Apparel and Other Textile Products - 0.77%
 Tommy Hilfiger Corporation*  ............    11,000      808,500

Business Services - 2.53%
 America Online, Inc.*  ..................     7,500      828,750
 Teradyne, Inc.*  ........................    13,000      932,750
 Young & Rubicam Inc.  ...................    20,000      908,750
   Total .................................              2,670,250

Chemicals and Allied Products - 4.56%
 Crompton & Knowles Corporation  .........    14,300      279,744
 Lilly (Eli) and Company  ................     9,500      680,438
 Neutraceutical International
   Corporation* ..........................     4,900       25,725
 Pfizer Inc.  ............................    11,000    1,207,250
 Pharmacia & Upjohn, Inc.  ...............    15,000      852,187
 Procter & Gamble Company (The)  .........     7,100      633,675
 Warner-Lambert Company  .................    16,200    1,123,875
   Total .................................              4,802,894

Communication - 2.64%
 Clear Channel Communications, Inc.*  ....    17,000    1,171,938
 Cox Communications, Inc., Class A*  .....    24,000      883,500
 Level 3 Communications, Inc.*  ..........    12,000      721,500
   Total .................................              2,776,938

Depository Institutions - 1.56%
 Bank of America Corporation  ............    14,289    1,047,562
 Comerica Incorporated  ..................    10,000      594,375
   Total .................................              1,641,937

Eating and Drinking Places - 0.81%
 Wendy's International, Inc.  ............    30,000      849,375

Electric, Gas and Sanitary Services - 1.19%
 Reliant Energy  .........................    12,000      331,500
 Unicom Corporation  .....................    24,000      925,500
   Total .................................              1,257,000

Electronic and Other Electric Equipment - 4.63%
 Analog Devices, Inc.*  ..................    20,000    1,003,750
 Emerson Electric Co.  ...................    10,000      628,750
 General Electric Company  ...............     7,000      791,000
 Koninklijke Philips Electronics N.V.,
   NY Shares .............................    10,000    1,008,750
 Texas Instruments Incorporated  .........    10,000    1,450,000
   Total .................................              4,882,250

Food and Kindred Products - 0.75%
 Ralston-Ralston Purina Group  ...........    26,000      791,375
               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1999
                                              Shares        Value

COMMON STOCKS (Continued)
Furniture and Homefurnishings Stores - 0.66%
 Williams-Sonoma, Inc.*  .................    20,000  $   696,250

General Merchandise Stores - 1.37%
 Wal-Mart Stores, Inc.  ..................    30,000    1,447,500

Holding and Other Investment Offices - 0.26%
 National Health Investors, Inc.  ........    12,000      273,750

Industrial Machinery and Equipment - 8.22%
 Apple Computer, Inc.*  ..................    20,000      927,500
 Applied Materials, Inc.*  ...............    15,000    1,107,656
 Baker Hughes Incorporated  ..............    17,500      586,250
 Case Corporation  .......................    21,000    1,010,625
 EMC Corporation*  .......................    16,000      880,000
 Eaton Corporation  ......................    12,000    1,104,000
 International Business Machines Corporation  12,000    1,551,000
 New Holland NV  .........................    25,000      428,125
 Parker Hannifin Corporation  ............    23,400    1,070,550
   Total .................................              8,665,706

Instruments and Related Products - 1.33%
 Raytheon Company, Class B  ..............    20,000    1,407,500

Insurance Carriers - 2.31%
 Chubb Corporation (The)  ................    14,200      986,900
 Hartford Financial Services Group Inc. (The) 18,200    1,061,288
 Old Republic International Corporation  .    22,500      389,531
   Total .................................              2,437,719

Miscellaneous Manufacturing Industries - 0.35%
 Mattel, Inc.  ...........................    14,000      370,125

Miscellaneous Retail - 2.89%
 Costco Companies, Inc.*  ................    15,000    1,200,469
 Rite Aid Corp.  .........................    35,000      861,875
 Spiegel, Inc., Class A*  ................   110,000      979,687
   Total .................................              3,042,031

Motion Pictures - 0.73%
 Walt Disney Company (The)  ..............    25,000      770,312

Nondepository Institutions - 1.82%
 Freddie Mac  ............................    18,400    1,067,200
 Household International, Inc.  ..........    18,000      852,750
   Total .................................              1,919,950

Oil and Gas Extraction - 2.65%
 Burlington Resources Incorporated  ......    22,600      977,450
 Schlumberger Limited  ...................    28,500    1,815,094
   Total .................................              2,792,544

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Paper and Allied Products - 1.09%
 Champion International Corporation  .....    10,800  $   517,050
 International Paper Company  ............    12,500      631,250
   Total .................................              1,148,300

Petroleum and Coal Products - 1.42%
 BP Amoco p.l.c., ADR  ...................     5,080      551,180
 Mobil Corporation  ......................     9,600      950,400
   Total .................................              1,501,580

Prepackaged Software - 1.03%
 BMC Software, Inc.*  ....................    20,000    1,079,375

Primary Metal Industries - 0.42%
 British Steel plc, ADR  .................    17,000      443,062

Printing and Publishing - 0.53%
 McGraw-Hill Companies, Inc. (The)  ......    10,400      560,950

Rubber and Miscellaneous Plastics Products - 1.64%
 A. Schulman, Inc.  ......................    25,000      427,344
 NIKE, Inc., Class B  ....................    20,500    1,297,906
   Total .................................              1,725,250

Telephone Communication - 1.13%
 SBC Communications Inc.  ................    20,600    1,194,800

Transportation by Air - 1.50%
 FDX Corporation*  .......................    13,000      705,250
 UAL Corporation*  .......................    13,500      877,500
   Total .................................              1,582,750

Transportation Equipment - 0.88%
 Delphi Automotive Systems Corporation  ..     8,177      151,786
 General Motors Corporation  .............    11,700      772,200
   Total .................................                923,986

Trucking and Warehousing - 1.38%
 CNF Transportation Inc.  ................    38,000    1,458,250

Water Transportation - 0.92%
 Carnival Corporation, Class A  ..........    20,000      970,000

Wholesale Trade - Durable Goods - 2.38%
 Motorola, Inc.  .........................    13,500    1,279,125
 WESCO International, Inc.*  .............    60,000    1,230,000
   Total .................................              2,509,125

TOTAL COMMON STOCKS - 56.58%                          $59,641,334
 (Cost: $46,979,691)

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Apparel and Accessory Stores - 2.39%
 Gap, Inc. (The),
   6.9%, 9-15-2007 .......................   $ 2,500  $ 2,522,050

Building Materials and Garden Supplies - 1.06%
 Home Depot, Inc. (The), Convertible,
   3.25%, 10-1-2001 ......................       400    1,119,000

Chemicals and Allied Products - 0.25%
 American Home Products Corporation,
   7.9%, 2-15-2005 .......................       250      265,808

Communication - 0.71%
 Clear Channel Communications, Inc., Convertible,
   2.625%, 4-1-2003 ......................       600      750,000

Depository Institutions - 0.23%
 Wachovia Corporation,
   6.25%, 8-4-2008 .......................       250      238,388

Food and Kindred Products - 0.48%
 Coca-Cola Enterprises Inc.,
   6.7%, 10-15-2036 ......................       500      504,155

Miscellaneous Manufacturing Industries - 0.23%
 Tyco International Group S.A.,
   6.375%, 6-15-2005 .....................       250      244,532

Nondepository Institutions - 0.95%
 National Rural Utilities Cooperative
   Finance Corp.,
   6.1%, 12-22-2000 ......................     1,000      998,580

Telephone Communication - 0.14%
 Southwestern Bell Telephone Company,
   5.77%, 10-14-2003 .....................       150      145,632

Transportation by Air - 0.36%
 Southwest Airlines Co.,
   7.875%, 9-1-2007 ......................       360      376,909

TOTAL CORPORATE DEBT SECURITIES - 6.80%               $ 7,165,054
 (Cost: $6,442,696)

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BALANCED PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association:
   6.51%, 5-6-2008 .......................   $   750  $   731,370
   6.19%, 7-7-2008 .......................       500      478,985
   7.0%, 9-1-2025 ........................     2,411    2,383,439
 Government National Mortgage Association,
   6.5%, 8-15-2028 .......................     1,456    1,399,585
 United States Treasury:
   6.875%, 8-31-99 .......................       250      250,860
   7.75%, 11-30-99 .......................     1,500    1,516,410
   7.125%, 2-29-2000 .....................       500      506,330
   5.25%, 1-31-2001 ......................     2,000    1,993,740
   6.375%, 8-15-2002 .....................     1,100    1,122,176
   7.5%, 2-15-2005 .......................     2,250    2,422,260
   7.25%, 8-15-2022 ......................     4,000    4,478,760
   6.25%, 8-15-2023 ......................     5,250    5,274,622
   6.75%, 8-15-2026 ......................     3,000    3,211,860

TOTAL UNITED STATES GOVERNMENT SECURITIES - 24.44%    $25,770,397
 (Cost: $26,512,470)

SHORT-TERM SECURITIES
Commercial Paper
 Fabricated Metal Products - 3.32%
 Danaher Corporation,
   5.2208%, Master Note ..................     3,501    3,501,000

 Food and Kindred Products - 4.79%
 General Mills, Inc.,
   5.075%, Master Note ...................     5,052    5,052,000

Total Commercial Paper - 8.11%                          8,553,000

Commercial Paper (backed by irrevocable bank
 letter of credit) - 3.79%
 Depository Institutions
 Omnicom Finance Inc. (ABN-AMRO Bank N.V.),
   5.02%, 7-19-99 ........................     4,000    3,989,960

TOTAL SHORT-TERM SECURITIES - 11.90%                 $ 12,542,960
 (Cost: $12,542,960)

TOTAL INVESTMENT SECURITIES - 99.72%                 $105,119,745
 (Cost: $92,477,817)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.28%         296,497

NET ASSETS - 100.00%                                 $105,416,242

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 1.99%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................    $2,000 $  2,277,980

Communication - 1.40%
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................       500      535,000
 Tele-Communications, Inc.,
   8.35%, 2-15-2005 ......................     1,000    1,078,580
   Total .................................              1,613,580

Depository Institutions - 10.71%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     2,000    1,972,760
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................       500      506,250
 First Union Corporation:
   6.824%, 8-1-2026 ......................     1,132    1,146,841
   6.55%, 10-15-2035 .....................       525      519,965
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     1,000    1,083,720
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     1,000    1,106,720
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     1,000    1,125,990
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     1,500    1,563,705
 SouthTrust Bank of Alabama, National
   Association:
   5.58%, 2-6-2006 .......................     2,000    1,987,220
   7.69%, 5-15-2025 ......................       500      536,020
 Wachovia Corporation,
   6.605%, 10-1-2025 .....................       750      739,357
   Total .................................             12,288,548

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 8.19%
 California Infrastructure and Economic
   Development Bank, Special Purpose
   Trust:
   PG&E-1,
   6.42%, 9-25-2008 ......................   $ 1,000 $    994,480
   SCE-1,
   6.38%, 9-25-2008 ......................     1,000      989,370
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................       678      723,060
 Entergy Arkansas, Inc.,
   7.5%, 8-1-2007 ........................       750      778,237
 Kansas Gas and Electric Company,
   7.6%, 12-15-2003 ......................     1,000    1,040,770
 Korea Electric Power Corporation,
   6.375%, 12-1-2003 .....................       500      466,685
 Niagara Mohawk Power Corporation:
   9.5%, 6-1-2000 ........................       500      514,440
   7.375%, 7-1-2003 ......................     1,000    1,017,120
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99 .......................       500      500,430
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................       656      684,031
 TXU Eastern Funding Company,
   6.45%, 5-15-2005 (A) ..................     1,750    1,690,535
   Total .................................              9,399,158

Food and Kindred Products - 2.80%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-2005 ........................       500      501,170
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................    10,000    2,227,300
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ......................       500      490,000
   Total .................................              3,218,470

General Merchandise Stores - 0.66%
 Fred Meyer, Inc.:
   7.15%, 3-1-2003 .......................       250      251,852
   7.45%, 3-1-2008 .......................       500      504,425
   Total .................................                756,277

Health Services - 0.86%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................       500      490,000
   8.625%, 12-1-2003 .....................       500      500,000
   Total .................................                990,000

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 0.81%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-2005 .......................    $  500  $   479,245
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-2007 ....................       500      447,500
   Total .................................                926,745

Insurance Carriers - 0.44%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................       500      509,585

Nondepository Institutions - 8.94%
 Asset Securitization Corporation,
   7.49%, 4-14-2029 ......................     1,244    1,275,299
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-2010 (A) ..................     1,500    1,439,760
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     1,000    1,023,190
 General Electric Capital Corporation,
   8.625%, 6-15-2008 .....................     1,940    2,200,367
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................       500      566,170
 IMC Home Equity Loan Trust,
   6.9%, 1-20-2022 .......................     1,000      999,680
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-2010 (A) .................     1,250    1,181,250
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     1,000    1,016,560
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................       500      553,965
   Total .................................             10,256,241

Oil and Gas Extraction - 2.54%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     1,000    1,005,780
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................        27       28,140
 Oryx Energy Company,
   10.0%, 4-1-2001 .......................       400      421,804
 Pemex Finance Ltd.,
   5.72%, 11-15-2003 (A) .................       500      489,375
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     1,000      974,010
   Total .................................              2,919,109

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 2.18%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................    $1,000 $  1,053,610
 Champion International Corporation,
   6.4%, 2-15-2026 .......................     1,500    1,447,035
   Total .................................              2,500,645

Petroleum and Coal Products - 0.43%
 Conoco Inc.,
   5.9%, 4-15-2004 .......................       500      487,890

Printing and Publishing - 1.28%
 News America Holdings Incorporated,
   7.45%, 6-1-2000 .......................       500      506,095
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-2027 ........................     1,000      963,310
   Total .................................              1,469,405

Railroad Transportation - 0.50%
 CSX Corporation,
   6.95%, 5-1-2027 .......................       575      578,738

Security and Commodity Brokers - 0.89%
 Salomon Inc.,
   3.65%, 2-14-2002 ......................     1,000    1,021,540

Stone, Clay and Glass Products - 1.53%
 Cemex, S.A. de C.V.,
   9.5%, 9-20-2001 .......................       500      507,500
 Owens-Illinois, Inc.,
   7.15%, 5-15-2005 ......................       750      721,035
 USG Corporation,
   9.25%, 9-15-2001 ......................       500      523,720
   Total .................................              1,752,255

Telephone Communication - 0.87%
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     1,000      996,750

Transportation Equipment - 0.85%
 Coltec Industries Inc.,
   7.5%, 4-15-2008 .......................       500      501,250
 Federal-Mogul Corporation,
   7.75%, 7-1-2006 .......................       500      478,755
   Total .................................                980,005

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
United States Postal Service - 0.20%
 Postal Square Limited Partnership,
   6.5%, 6-15-2022 .......................    $  243  $   233,383

Wholesale Trade -- Durable Goods - 1.46%
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     1,500    1,676,985

TOTAL CORPORATE DEBT SECURITIES - 49.53%              $56,853,289
 (Cost: $56,996,021)

OTHER GOVERNMENT SECURITIES
Canada - 4.09%
 Hydro-Quebec:
   8.05%, 7-7-2024 .......................     1,000    1,083,730
   7.4%, 3-28-2025 .......................     1,000    1,121,270
 Province de Quebec:
   5.67%, 2-27-2026 ......................     1,500    1,498,440
   6.29%, 3-6-2026 .......................     1,000      994,290
   Total .................................              4,697,730

Korea - 0.44%
 Korea Development Bank (The),
   7.9%, 2-1-2002 ........................       500      498,235

Supranational - 0.99%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     1,000    1,138,580

TOTAL OTHER GOVERNMENT SECURITIES - 5.52%             $ 6,334,545
 (Cost: $6,147,753)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................     1,279    1,298,084
   6.5%, 9-25-2018 .......................       500      496,250
   7.5%, 4-15-2019 .......................     1,667    1,682,417
   7.95%, 12-15-2020 .....................       392      392,600
   6.25%, 1-15-2021 ......................     4,000    3,953,720
 Federal National Mortgage Association:
   5.875%, 7-16-2003 .....................     2,250    2,206,057
   6.09%, 4-1-2009 .......................     1,998    1,904,968
   0.0%, 2-12-2018 .......................     2,500      723,950
   7.0%, 9-25-2020 .......................       500      501,875
   6.5%, 8-25-2021 .......................       500      491,640
   7.0%, 6-1-2024 ........................     2,525    2,495,404
   6.0%, 12-1-2028 .......................     2,707    2,543,196

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................    $1,028 $  1,038,753
   7.5%, 12-15-2023 ......................     1,423    1,438,783
   8.0%, 9-15-2025 .......................       959      992,553
   7.0%, 7-20-2027 .......................       489      479,977
   7.0%, 8-20-2027 .......................     1,005      987,179
   7.75%, 10-15-2031 .....................       316      335,360
 United States Treasury:
   5.25%, 1-31-2001 ......................     1,000      996,870
   7.5%, 2-15-2005 .......................     1,000    1,076,560
   6.5%, 8-15-2005 .......................     1,500    1,546,170
   6.5%, 10-15-2006 ......................     7,400    7,640,500
   11.25%, 2-15-2015 .....................       500      748,435
   6.125%, 11-15-2027 ....................     4,500    4,469,760
 Miscellaneous United States Government Backed
   Securities:
   Tennessee Valley Authority,
    5.88%, 4-1-2036  .....................       750      735,405
   United States Department of Veterans Affairs,
    Guaranteed Remic Pass-Through Certificates,
    Vendee Mortgage Trust:
    1997-2 Class C,
    7.5%, 8-15-2017  .....................     2,000    2,035,000
    1998-1 Class 2-B,
    7.0%, 6-15-2019  .....................       250      252,577
    1999-2 Class 1-B,
    6.5%, 7-15-2019  .....................     1,000      990,620

TOTAL UNITED STATES GOVERNMENT SECURITIES - 38.73%   $ 44,454,663
 (Cost: $45,684,542)

TOTAL SHORT-TERM SECURITIES - 5.02%                  $  5,754,806
 (Cost: $5,754,806)

TOTAL INVESTMENT SECURITIES - 98.80%                 $113,397,303
 (Cost: $114,583,122)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.20%       1,380,228

NET ASSETS - 100.00%                                 $114,777,531

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS
Apparel and Accessory Stores - 2.30%
 Abercrombie & Fitch Co., Class A*  ......   296,800 $ 14,246,400
 Kohl's Corporation*  ....................    96,400    7,440,875
   Total .................................             21,687,275

Building Materials and Garden Supplies - 3.79%
 Home Depot, Inc. (The)  .................   410,000   26,419,375
 Lowe's Companies, Inc.  .................   165,000    9,353,438
   Total .................................             35,772,813

Business Services - 2.54%
 America Online, Inc.*  ..................    25,000    2,762,500
 Compuware Corporation*  .................   210,000    6,674,063
 Teradyne, Inc.*  ........................    95,000    6,816,250
 Young & Rubicam Inc.  ...................   170,000    7,724,375
   Total .................................             23,977,188

Chemicals and Allied Products - 16.67%
 Biogen, Inc.*  ..........................   140,000    9,008,125
 Bristol-Myers Squibb Company  ...........   272,200   19,173,087
 Colgate-Palmolive Company  ..............    97,000    9,578,750
 Lilly (Eli) and Company  ................   165,000   11,818,125
 Merck & Co., Inc.  ......................   190,000   14,060,000
 Monsanto Company  .......................   250,000    9,859,375
 Pfizer Inc.  ............................   100,000   10,975,000
 Pharmacia & Upjohn, Inc.  ...............   235,000   13,350,938
 Procter & Gamble Company (The)  .........   100,000    8,925,000
 Schering-Plough Corporation  ............   424,400   22,493,200
 Warner-Lambert Company  .................   403,700   28,006,688
   Total .................................            157,248,288

Communication - 3.49%
 Clear Channel Communications, Inc.*  ....   191,400   13,194,638
 Comcast Corporation, Class A  ...........   120,000    4,612,500
 Infinity Broadcasting Corporation,
   Class A* ..............................   507,200   15,089,200
   Total .................................             32,896,338

Depository Institutions - 5.35%
 Bank of America Corporation  ............   170,000   12,463,125
 Chase Manhattan Corporation (The)  ......   125,000   10,828,125
 Citigroup Inc.  .........................   247,500   11,756,250
 Comerica Incorporated  ..................   259,450   15,421,059
   Total .................................             50,468,559

Eating and Drinking Places - 1.72%
 McDonald's Corporation  .................   170,000    7,023,125
 Wendy's International, Inc.  ............   325,000    9,201,563
   Total .................................             16,224,688
               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 9.83%
 Analog Devices, Inc.*  ..................   195,000 $  9,786,563
 General Electric Company  ...............   199,500   22,543,500
 Intel Corporation  ......................   348,600   20,730,806
 Nokia Corporation, Series A, ADR  .......   145,000   13,276,563
 Tellabs*  ...............................    60,000    4,055,625
 Texas Instruments Incorporated  .........    65,000    9,425,000
 Xilinx, Inc.*  ..........................   225,000   12,888,281
   Total .................................             92,706,338

Food and Kindred Products - 2.62%
 Bestfoods  ..............................   120,000    5,940,000
 Pepsi Bottling Group, Inc.  .............   200,000    4,612,500
 Ralston-Ralston Purina Group  ...........   465,000   14,153,437
   Total .................................             24,705,937

General Merchandise Stores - 4.80%
 Dayton Hudson Corporation  ..............   225,000   14,625,000
 Dollar General Corporation  .............   401,952   11,656,608
 Wal-Mart Stores, Inc.  ..................   394,400   19,029,800
   Total .................................             45,311,408

Industrial Machinery and Equipment - 8.51%
 Apple Computer, Inc.*  ..................   150,000    6,956,250
 Applied Materials, Inc.*  ...............   176,500   13,033,422
 Cisco Systems, Inc.*  ...................   442,850   28,522,308
 Cooper Cameron Corporation*  ............   150,000    5,559,375
 Dover Corporation  ......................   125,000    4,375,000
 EMC Corporation*   ......................   189,200   10,406,000
 SPX Corporation*  .......................    85,000    7,097,500
 Smith International, Inc.*  .............   100,000    4,343,750
   Total .................................             80,293,605

Instruments and Related Products - 2.32%
 Guidant Corporation  ....................   251,000   12,910,812
 Medtronic, Inc.  ........................   115,000    8,955,625
   Total .................................             21,866,437

Insurance Carriers - 1.45%
 American International Group, Inc.  .....   116,700   13,661,194

Miscellaneous Retail - 2.77%
 Costco Companies, Inc.*  ................   155,000   12,404,844
 Walgreen Co.  ...........................   466,600   13,706,375
   Total .................................             26,111,219

Motion Pictures - 2.27%
 Time Warner Incorporated  ...............   226,000   16,611,000
 Walt Disney Company (The)  ..............   155,000    4,775,937
   Total .................................             21,386,937

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Nondepository Institutions - 3.69%
 Fannie Mae  .............................   318,600 $ 21,784,275
 Freddie Mac  ............................   225,000   13,050,000
   Total .................................             34,834,275

Oil and Gas Extraction - 1.18%
 Schlumberger Limited  ...................   175,000   11,145,312

Petroleum and Coal Products - 0.86%
 Exxon Corporation  ......................   105,000    8,098,125

Prepackaged Software - 5.53%
 BMC Software, Inc.*  ....................   135,000    7,285,781
 Microsoft Corporation*  .................   444,000   40,015,500
 Oracle Corporation*  ....................   130,000    4,826,250
   Total .................................             52,127,531

Printing and Publishing - 2.38%
 Gannett Co., Inc.  ......................   180,000   12,847,500
 Tribune Company  ........................   110,400    9,618,600
   Total .................................             22,466,100

Security and Commodity Brokers - 1.66%
 Goldman Sachs Group, Inc. (The)  ........    33,000    2,384,250
 Morgan Stanley, Dean Witter, Discover & Co. 130,000   13,325,000
   Total .................................             15,709,250

Telephone Communication - 1.41%
 SBC Communications Inc.  ................   230,000   13,340,000

Transportation by Air - 0.49%
 Southwest Airlines Co.  .................   150,000    4,668,750

Transportation Equipment - 1.47%
 Harley-Davidson, Inc.  ..................   255,300   13,881,937

Water Transportation - 1.04%
 Carnival Corporation, Class A  ..........   203,000    9,845,500

Wholesale Trade -- Durable Goods - 3.34%
 Johnson & Johnson  ......................   147,200   14,425,600
 Motorola, Inc.  .........................   180,000   17,055,000
   Total .................................             31,480,600

Wholesale Trade -- Nondurable Goods - 1.74%
 Safeway Inc.*  ..........................   242,000   11,979,000
 SYSCO Corporation  ......................   150,000    4,471,875
   Total .................................             16,450,875

TOTAL COMMON STOCKS - 95.22%                         $898,366,479
 (Cost: $615,825,076)

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE GROWTH PORTFOLIO
JUNE 30, 1999

                                                            Value

TOTAL SHORT-TERM SECURITIES - 4.46%                  $ 42,132,401
 (Cost: $42,132,401)

TOTAL INVESTMENT SECURITIES - 99.68%                 $940,498,880
 (Cost: $657,957,477)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.32%       3,000,947

NET ASSETS - 100.00%                                 $943,499,827

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS AND WARRANTS
Communication - 1.38%
 Cox Communications, Inc., Class A*  .....     7,500 $    276,094
 Crown Castle International Corp.*  ......    20,000      415,625
 Infinity Broadcasting Corporation,
   Class A* ..............................    31,200      928,200
 Iridium LLC, Warrants (A)*  .............       500          250
 Microcell Telecommunications Inc.,
   Warrants (A)* .........................     5,000       83,865
 OnePoint Communications Corp., Warrants (A)*    900          900
   Total .................................              1,704,934

Electronic and Other Electric Equipment - 0.02%
 Powertel, Inc., Warrants*  ..............     2,400       25,200

Food and Kindred Products - 0.88%
 Keebler Foods Company*  .................    36,000    1,093,500

Industrial Machinery and Equipment - 0.65%
 Cooper Cameron Corporation*  ............    10,000      370,625
 Smith International, Inc.*  .............    10,000      434,375
   Total .................................                805,000

Oil and Gas Extraction - 0.42%
 Transocean Offshore Incorporated  .......    20,000      525,000

Paper and Allied Products - 0.00%
 SF Holdings Group, Inc., Class C (A)*  ..     2,000           20

Telephone Communication - 0.08%
 Allegiance Telecom, Inc., Warrants (A)*       1,250 $     61,875
 Primus Telecommunications Group,
   Incorporated, Warrants* ...............       500       10,000
 VersaTel Telecom International N.V.,
   Warrants (A)* .........................       500       25,000
   Total .................................                 96,875

Wholesale Trade -- Durable Goods - 0.41%
 WESCO International, Inc.*  .............    25,000      512,500

Wholesale Trade -- Nondurable Goods - 0.17%
 U.S. Foodservice*  ......................     5,000      213,125

TOTAL COMMON STOCKS AND WARRANTS - 4.01%             $  4,976,154
 (Cost: $4,287,999)

PREFERRED STOCKS
Depository Institutions - 0.26%
 California Federal Preferred Capital
   Corporation, 9.125% ...................    12,500      327,350

Printing and Publishing - 0.41%
 PRIMEDIA Inc., 10.0%  ...................     5,000      511,250

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

PREFERRED STOCKS (Continued)
Telephone Communication - 0.25%
 IXC Communications, Inc., 12.5%  ........       317  $   304,320

TOTAL PREFERRED STOCKS - 0.92%                        $ 1,142,920
 (Cost: $1,127,010)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Agricultural Production -- Crops - 0.88%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ......................    $  750      748,125
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ....................       325      346,937
   Total .................................              1,095,062

Agricultural Production -- Livestock - 0.25%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 .....................       300      310,500

Amusement and Recreation Services - 2.73%
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 ......................       500      491,250
 Premier Parks Inc.:
   9.75%, 6-15-2007 ......................     1,000    1,015,000
   0.0%, 4-1-2008 (B) ....................     2,500    1,625,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ......................       250      255,000
   Total .................................              3,386,250

Apparel and Accessory Stores - 0.41%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 .....................       500      506,250

Apparel and Other Textile Products - 0.82%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ......................     1,000    1,022,500

Auto Repair, Services and Parking - 0.61%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-2009 (A) ...................       750      752,812

Building Materials and Garden Supplies - 0.83%
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ......................     1,000    1,026,250

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Business Services - 2.76%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 .....................    $  750 $    802,500
 Amazon.com, Inc.,
   0.0%, 5-1-2008 (B) ....................     1,000      680,000
 Federal Data Corporation,
   10.125%, 8-1-2005 .....................       500      485,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 .....................     1,000    1,025,000
 Rental Service Corporation,
   9.0%, 5-15-2008 .......................       400      424,000
   Total .................................              3,416,500

Chemicals and Allied Products - 1.15%
 AMM Holdings, Inc.,
   0.0%, 7-1-2009 (B) ....................     1,000      340,000
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 ......................       750      555,000
 Dade International Inc.,
   11.125%, 5-1-2006 .....................       500      525,000
   Total .................................              1,420,000

Communication - 18.98%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 .....................       500      510,000
   9.25%, 10-1-2002 ......................       500      506,250
   10.5%, 7-15-2004 ......................       500      533,750
   9.875%, 3-1-2007 ......................       500      522,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 .....................       500      502,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ........................       750      808,125
 Bresnan Communications Group LLC and Bresnan
   Capital Corporation:
   0.0%, 2-1-2009 (A)(B) .................       250      162,500
   8.0%, 2-1-2009 (A) ....................       250      250,625
 CSC Holdings, Inc.,
   9.875%, 2-15-2013 .....................     1,450    1,566,000
 Chancellor Media Corporation of Los Angeles,
   8.0%, 11-1-2008 .......................       750      735,000
 Charter Communications Holdings, LLC and
   Charter Communications Holdings Capital
   Corporation:
   8.625%, 4-1-2009 (A) ..................     1,500    1,436,250
   0.0%, 4-1-2011 (A) (B) ................     1,500      930,000
 Comcast Corporation,
   9.5%, 1-15-2008 .......................       350      366,534

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ..................    $  500 $    446,250
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (B) ....................       750      495,000
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ......................       750      737,813
   0.0%, 12-1-2008 (B) ...................     1,500      926,250
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (B) ...................     1,000      740,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ....................       750      607,500
 NTL Incorporated,
   0.0%, 4-1-2008 (B) ....................     2,000    1,340,000
 Nextel Communications, Inc.:
   9.75%, 8-15-2004 ......................     1,500    1,522,500
   0.0%, 2-15-2008 (B) ...................     1,000      690,000
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (A) (B) ................     2,000    1,140,000
 OnePoint Communications Corp.,
   14.5%, 6-1-2008 (A) ...................       900      499,500
 Salem Communications Corporation,
   9.5%, 10-1-2007 .......................       500      520,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) ...................     1,750    1,593,690
 Susquehanna Media Co.,
   8.5%, 5-15-2009 (A) ...................       500      492,500
 Telewest Communications plc,
   0.0%, 4-15-2009 (A) (B)................       500      333,750
 Triton PCS, Inc.,
   0.0%, 5-1-2008 (B) ....................     2,000    1,280,000
 WinStar Communications, Inc.:
   0.0%, 3-15-2008 (B) ...................     1,000      880,000
   10.0%, 3-15-2008 ......................       500      445,000
   Total .................................             23,519,787

Eating and Drinking Places - 2.48%
 Avado Brands, Inc.,
   11.75%, 6-15-2009 (A) .................     1,000      992,500
 Domino's, Inc.,
   10.375%, 1-15-2009 ....................       400      404,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 .....................     1,000      982,500
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 .....................       750      691,875
   Total .................................              3,070,875

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electronic and Other Electric Equipment - 4.93%
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ......................    $  450 $    407,250
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 (A) ..................     2,500    2,550,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ......................       500      400,000
 Exide Corporation,
   2.9%, 12-15-2005 (Convertible) (A) ....     1,000      601,250
 Intercel, Inc.,
   0.0%, 2-1-2006 (B) ....................       750      630,000
 Juno Lighting, Inc.,
   11.875%, 7-1-2009 (A) .................     1,500    1,515,000
   Total .................................              6,103,500

Engineering and Management Services - 0.53%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (B) ...................     1,000      660,000

Fabricated Metal Products - 2.52%
 AXIA Incorporated,
   10.75%, 7-15-2008 .....................       750      741,563
 Neenah Corporation,
   11.125%, 5-1-2007 .....................     1,500    1,486,875
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ....................     1,000      900,000
   Total .................................              3,128,438

Food and Kindred Products - 0.42%
 Southern Foods Group, L.P. and
   SFG Capital Corporation,
   9.875%, 9-1-2007 ......................       500      516,250

Food Stores - 0.81%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ......................       500      510,000
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ........................       500      491,250
   Total .................................              1,001,250


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Hotels and Other Lodging Places - 4.20%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ......................    $  500 $    465,000
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 (A) ....................       500      480,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ......................     1,000      907,610
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ......................     1,500    1,515,000
   9.75%, 4-1-2007 .......................       500      495,000
 Station Casinos, Inc.:
   10.125%, 3-15-2006 ....................       500      515,000
   8.875%, 12-1-2008 .....................       850      828,750
   Total .................................              5,206,360

Industrial Machinery and Equipment - 2.89%
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B) ...................     2,000    1,340,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 .....................     1,250    1,275,000
 Terex Corporation,
   8.875%, 4-1-2008 ......................     1,000      960,000
   Total .................................              3,575,000

Instruments and Related Products - 2.83%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ....................       500      431,250
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .......................     1,500    1,612,500
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ......................     1,645    1,464,050
   Total .................................              3,507,800

Insurance Carriers - 0.20%
 LifePoint Hospitals, Inc.,
   10.75%, 5-15-2009 (A) .................       250      254,375

Miscellaneous Manufacturing Industries - 0.98%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 .....................       500      352,500
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ....................       500      416,250
 Hedstrom Corporation,
   10.0%, 6-1-2007 .......................       500      450,000
   Total .................................              1,218,750


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 2.13%
 Michaels Stores, Inc.:
   6.75%, 1-15-2003 (Convertible) ........    $  500 $    495,000
   10.875%, 6-15-2006 ....................     2,000    2,150,000
   Total .................................              2,645,000

Motion Pictures - 1.52%
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ........................     2,000    1,880,000

Paper and Allied Products - 3.91%
 Buckeye Technologies Inc.,
   8.0%, 10-15-2010 ......................       750      716,250
 Container Corporation of America,
   11.25%, 5-1-2004 ......................     1,500    1,556,250
 Mail-Well I Corporation,
   8.75%, 12-15-2008 .....................     1,000      975,000
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 .....................       500      492,500
 Republic Group Incorporated,
   9.5%, 7-15-2008 .......................       750      750,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (B) ...................     1,000      350,000
   Total .................................              4,840,000

Petroleum and Coal Products - 0.45%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 .......................       600      562,500

Primary Metal Industries - 0.39%
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 .....................       500      480,000

Printing and Publishing - 3.45%
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 .....................     1,000      930,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ........................       500      502,500
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 ...................     1,000      985,000
 TransWestern Publishing Company LLC and
   TWP Capital Corp. II,
   9.625%, 11-15-2007 ....................       900      884,250
 World Color Press, Inc.,
   8.375%, 11-15-2008 ....................     1,000      977,500
   Total .................................              4,279,250

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Real Estate - 0.40%
 Delco Remy International, Inc.,
   8.625%, 12-15-2007 ....................    $  500 $    490,000

Rubber and Miscellaneous Plastics Products - 5.11%
 Berry Plastics Corporation,
   11.0%, 7-15-2007 (A) ..................     1,500    1,518,750
 Graham Packaging Holdings Company,
   0.0%, 1-15-2009 (B) ...................     3,750    2,606,250
 Home Products International, Inc.,
   9.625%, 5-15-2008 .....................       750      682,500
 J.H. Heafner Company, Inc. (The):
   10.0%, 5-15-2008 ......................       500      513,125
   10.0%, 5-15-2008 (A) ..................       500      513,125
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 .....................       500      495,000
   Total .................................              6,328,750

Social Services - 0.60%
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 ......................       750      737,813

Stone, Clay and Glass Products - 0.30%
 SIMCALA, Inc.,
   9.625%, 4-15-2006 .....................       500      367,500

Telephone Communication - 12.48%
 Alestra, S.A. de C.V.,
   12.625%, 5-15-2009 (A) ................     1,000      950,000
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (B) ...................     1,250      771,875
 Concentric Network Corporation,
   12.75%, 12-15-2007 ....................       750      776,250
 GST Telecommunications,
   0.0%, 11-15-2007 (B) ..................     1,000    1,083,750
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (B) ...................     2,000    1,650,000
   12.0%, 11-1-2007 (A) ..................       500      507,500
 ICG Services, Inc.,
   0.0%, 5-1-2008 (B) ....................       900      477,000
 ITC /\ DeltaCom, Inc.:
   8.875%, 3-1-2008 ......................       250      248,750
   9.75%, 11-15-2008 .....................       750      768,750
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .......................       750      688,125
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) ...................       750      615,000

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Telephone Communication (Continued)
 NEXTLINK Communications, Inc.,
   10.75%, 6-1-2009 ......................    $  500 $    512,500
 ONO Finance Plc, Units,
   13.0%, 5-1-2009 (A)(C) ................       250      251,875
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ......................       500      507,500
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 .....................     2,000    1,975,000
 Rhythms NetConnections Inc.,
   0.0%, 5-15-2008 (B) ...................     2,000    1,065,000
 Time Warner Telecom LLC and
   Time Warner Telecom Inc.,
   9.75%, 7-15-2008 ......................       500      512,500
 Tritel PCS, Inc.,
   0.0%, 5-15-2009 (A) (B) ...............     2,000    1,065,000
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 .....................       500      520,000
 Viatel, Inc.,
   11.5%, 3-15-2009 (A) ..................       500      515,000
   Total .................................             15,461,375

Textile Mill Products - 1.39%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ......................       500      492,500
 Glenoit Corporation,
   11.0%, 4-15-2007 ......................       500      440,000
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 .......................     1,000      785,000
   Total .................................              1,717,500

Transportation by Air - 1.19%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 ....................     1,500    1,470,000

Transportation Equipment - 1.56%
 Federal-Mogul Corporation:
   7.75%, 7-1-2006 .......................     1,000      957,510
   7.875%, 7-1-2010 ......................       500      470,910
 Westinghouse Air Brake Company (The),
   9.375%, 6-15-2005 .....................       500      510,000
   Total .................................              1,938,420

TOTAL CORPORATE DEBT SECURITIES - 87.09%             $107,896,617
 (Cost: $110,118,618)

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE HIGH INCOME PORTFOLIO
JUNE 30, 1999

                                                            Value

TOTAL SHORT-TERM SECURITIES - 5.99%                  $  7,416,909
 (Cost $7,416,909)

TOTAL INVESTMENT SECURITIES - 98.01%                 $121,432,600
 (Cost: $122,950,536)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.99%       2,460,213

NET ASSETS - 100.00%                                 $123,892,813

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS
Apparel and Accessory Stores - 0.44%
 Gap, Inc. (The)  ........................    77,475   $  3,902,803

Building Materials and Garden Supplies - 0.72%
 Home Depot, Inc. (The)  .................    98,600      6,353,538

Business Services - 0.89%
 America Online, Inc.*  ..................    27,400      3,027,700
 SAP AG, ADR  ............................   138,800      4,805,950
   Total .................................                7,833,650

Chemicals and Allied Products - 15.71%
 ABB AG (D)  .............................    10,000     14,797,658
 Air Products and Chemicals, Inc.  .......   101,900      4,101,475
 Biogen, Inc.*  ..........................    71,300      4,587,709
 Bristol-Myers Squibb Company  ...........   141,500      9,966,906
 Colgate-Palmolive Company  ..............    57,200      5,648,500
 du Pont (E.I.) de Nemours and Company  ..   218,000     14,892,125
 Forest Laboratories, Inc.*  .............     8,300        383,875
 Gillette Company (The)  .................   125,822      5,158,702
 Lilly (Eli) and Company  ................   155,900     11,166,338
 Merck & Co., Inc.  ......................   157,700     11,669,800
 Monsanto Company  .......................   205,900      8,120,181
 PPG Industries, Inc.  ...................    48,300      2,852,719
 Pfizer Inc.  ............................    77,200      8,472,700
 Pharmacia & Upjohn, Inc.  ...............   109,100      6,198,244
 Procter & Gamble Company (The)  .........    56,500      5,042,625
 Schering-Plough Corporation  ............   142,600      7,557,800
 Warner-Lambert Company  .................   263,400     18,273,375
   Total .................................              138,890,732

Communication - 3.47%
 Clear Channel Communications, Inc.*  ....   118,400      8,162,200
 Cox Communications, Inc., Class A*  .....   380,000     13,988,750
 Vodafone Airtouch Public Limited
   Company, ADR ..........................    43,300      8,530,100
   Total .................................               30,681,050

Depository Institutions - 2.20%
 Chase Manhattan Corporation (The)  ......    96,600      8,367,975
 Citigroup Inc.  .........................   232,650     11,050,875
   Total .................................               19,418,850

Electric, Gas and Sanitary Services - 3.07%
 Duke Energy Corp.  ......................   120,600      6,557,625
 Republic Services, Inc., Class A*  ......   266,700      6,600,825
 Texas Utilities Company  ................   338,000     13,942,500
   Total .................................               27,100,950


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 6.18%
 Analog Devices, Inc.*  ..................   160,100   $  8,035,019
 General Electric Company  ...............   151,800     17,153,400
 Intel Corporation  ......................   295,400     17,567,069
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................   361,400     11,892,318
   Total .................................               54,647,806

Fabricated Metal Products - 1.89%
 Lockheed Martin Corporation  ............   448,900     16,721,525

Food and Kindred Products - 2.12%
 Bestfoods  ..............................   131,800      6,524,100
 Coca-Cola Company (The)  ................    68,100      4,256,250
 Panamerican Beverages Inc., Class A  ....   131,300      3,126,581
 Ralston-Ralston Purina Group  ...........   159,400      4,851,738
   Total .................................               18,758,669

Food Stores - 1.07%
 Kroger Co. (The)*  ......................   338,600      9,459,638

General Merchandise Stores - 2.47%
 Dayton Hudson Corporation  ..............    75,900      4,933,500
 Wal-Mart Stores, Inc.  ..................   350,200     16,897,150
   Total .................................               21,830,650

Health Services - 0.75%
 Tenet Healthcare Corporation*  ..........   358,700      6,658,369

Industrial Machinery and Equipment - 6.84%
 Apple Computer, Inc.*  ..................   113,800      5,277,475
 Case Corporation  .......................   349,500     16,819,688
 Cisco Systems, Inc.*  ...................   191,700     12,346,678
 Deere & Company  ........................    93,200      3,693,050
 EMC Corporation*  .......................   150,000      8,250,000
 International Business Machines
   Corporation ...........................   108,800     14,062,400
   Total .................................               60,449,291

Instruments and Related Products - 3.32%
 General Motors Corporation, Class H*  ...    73,900      4,156,875
 Guidant Corporation  ....................   223,200     11,480,850
 Medtronic, Inc.  ........................    68,600      5,342,225
 Raytheon Company, Class A  ..............   121,153      8,344,413
   Total .................................               29,324,363


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Insurance Carriers - 2.23%
 American International Group, Inc.   ....    89,700   $ 10,500,506
 Chubb Corporation (The)  ................   132,700      9,222,650
   Total .................................               19,723,156

Miscellaneous Retail - 0.34%
 Costco Companies, Inc.*  ................    37,200      2,977,163

Motion Pictures - 2.12%
 Time Warner Incorporated  ...............   190,000     13,965,000
 Walt Disney Company (The)  ..............   156,200      4,812,912
   Total .................................               18,777,912

Nondepository Institutions - 5.52%
 Associates First Capital Corporation,
   Class A ...............................   323,820     14,349,274
 Fannie Mae  .............................   288,900     19,753,537
 Freddie Mac  ............................   253,600     14,708,800
   Total .................................               48,811,611

Oil and Gas Extraction - 2.19%
 Burlington Resources Incorporated  ......   336,200     14,540,650
 Schlumberger Limited  ...................    75,500      4,808,406
   Total .................................               19,349,056

Petroleum and Coal Products - 2.84%
 Chevron Corporation  ....................    44,000      4,188,250
 Exxon Corporation  ......................    48,100      3,709,712
 Mobil Corporation  ......................    72,200      7,147,800
 Royal Dutch Petroleum Company  ..........   167,700     10,103,925
   Total .................................               25,149,687

Prepackaged Software - 1.73%
 Microsoft Corporation*  .................   170,200     15,339,275

Primary Metal Industries - 0.78%
 Alcoa Incorporated  .....................   112,000      6,930,000

Telephone Communication - 1.99%
 MCI WORLDCOM, Inc.*  ....................    99,100      8,525,697
 SBC Communications Inc.  ................   156,000      9,048,000
   Total .................................               17,573,697

Transportation By Air - 0.50%
 AMR Corporation*  .......................    65,200      4,449,900

Transportation Equipment - 1.60%
 DaimlerChrysler AG  .....................    69,894      6,211,829
 Ford Motor Company  .....................   140,300      7,918,181
   Total .................................               14,130,010

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Wholesale Trade -- Durable Goods - 1.05%
 Johnson & Johnson  ......................    94,400   $  9,251,200

Wholesale Trade -- Nondurable Goods - 1.10%
 Safeway Inc.*  ..........................   196,400      9,721,800

TOTAL COMMON STOCKS - 75.13%                           $664,216,351
(Cost: $402,293,605)
                                           Principal
                                           Amount in
                                           Thousands

UNITED STATES GOVERNMENT SECURITY - 13.67%
 United States Treasury,
   5.5%, 8-15-2028 (E) ...................  $132,000   $120,861,840
 (Cost: $136,623,290)

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 1.24%
 PHH Corp.,
   5.01%, 7-6-99 .........................    11,000     10,992,346

 Business Services - 0.61%
 Electronic Data Systems Corporation,
   5.8%, 7-1-99 ..........................     5,400      5,400,000

 Communication - 0.72%
 Dominion Resources Inc.,
   5.23%, 7-12-99 ........................     6,400      6,389,772

 Electric, Gas and Sanitary Services - 2.75%
 Commonwealth Edison Co.,
   5.26%, 7-19-99 ........................    10,000      9,973,700
 OGE Energy Corp.,
   5.1%, 7-6-99 ..........................     8,365      8,359,075
 Southern California Edison Co.,
   4.86%, 7-19-99 ........................     6,000      5,985,420
   Total .................................               24,318,195

 Fabricated Metal Products - 0.32%
 Danaher Corporation,
   5.2208%, Master Note ..................     2,814      2,814,000

 Food and Kindred Products - 0.68%
 General Mills, Inc.,
   5.075%, Master Note ...................     5,986      5,986,000

 Industrial Machinery and Equipment - 0.57%
 Deere & Company,
   4.99%, 7-19-99 ........................     5,000      4,987,525

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INCOME PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Instruments and Related Products - 1.36%
 Hughes Electronics Corp.,
   5.3%, 7-9-99 ..........................   $12,000   $ 11,985,867

 Paper and Allied Products - 1.02%
 Westvaco Corp.,
   4.85%, 7-8-99 .........................     9,000      8,991,512

 Petroleum and Coal Products - 1.69%
 Kerr-McGee Credit Corp.:
   5.05%, 7-8-99 .........................    10,000      9,990,181
   5.27%, 7-20-99 ........................     5,000      4,986,093
   Total .................................               14,976,274

TOTAL SHORT-TERM SECURITIES - 10.96%                   $ 96,841,491
 (Cost: $96,841,491)

TOTAL INVESTMENT SECURITIES - 99.76%                   $881,919,682
 (Cost: $635,758,386)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.24%         2,126,315

NET ASSETS - 100.00%                                   $884,045,997


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS
Australia - 0.19%
 Solution 6 Holdings Limited (D)*  .......   148,829   $  344,368

China - 0.11%
 Jinpan International Limited*  ..........    93,000      203,437

Canada - 2.45%
 AT&T Canada Inc., Class B (D)*  .........    40,000    2,545,998
 Rogers Communications Inc.,
   Class B (D)* ..........................   120,000    1,926,811
   Total .................................              4,472,809

Finland - 4.66%
 Perlos Oy (A) (D)* ......................    61,600      888,876
 Sonera Group plc (A) (D)  ...............   178,000    3,889,450
 TT Tieto Oy, Class B (D)  ...............    11,540      480,529
 Teleste Oy (A) (D)*  ....................   164,100    1,488,413
 UPM-Kymmene Corporation (D)  ............    57,500    1,777,957
   Total .................................              8,525,225

France - 8.83%
 AXA-UAP (D)  ............................    26,700    3,255,579
 Cap Gemini N.V. (D)  ....................    10,400    1,633,618
 Elf Acquitaine (D)  .....................    11,200    1,642,688
 Lagardere SCA (D)  ......................    29,000    1,079,040
 Societe Generale, Class A (D)  ..........    10,950    1,928,806
 Societe Industrielle de Transports
   Automobiles S.A. (D) ..................     4,375      989,343
 Suez Lyonnaise des Eaux (D)  ............    23,000    4,146,197
 Transiciel S.A. (A) (D)  ................    13,750    1,459,729
   Total .................................             16,135,000

Germany - 5.76%
 Bayer Group (The) (D)  ..................    50,000    2,082,014
 Deutsche Prandbrief- und
   Hypothekenbank AG (D) .................    18,725    1,698,387
 Mannesmann AG (D)  ......................    21,200    3,161,817
 Rhoen-Klinikum AG (D)  ..................    16,600    1,651,078
 Siemens AG (D)  .........................    25,000    1,927,409
   Total .................................             10,520,705

Greece - 1.09%
 Panafon Hellenic Telecommunications
   Company S.A. (D)* .....................    42,200    1,016,263
 Panafon Hellenic Telecommunications
   Company S.A. (A) (D)* .................    40,650      978,936
   Total .................................              1,995,199


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS (Continued)
Hong Kong - 1.41%
 Beijing Enterprises Holdings Limited (D)    505,000 $  1,041,412
 Dah Sing Financial Holdings Limited (D)     253,000      965,213
 Dickson Concepts International
   Limited (D) ...........................   310,500      220,108
 Ng Fung Hong Limited (D)  ...............   418,000      347,494
   Total .................................              2,574,227

Ireland - 0.87%
 Bank of Ireland (The) (D)  ..............    94,300    1,591,014

Italy - 3.43%
 Banca Monte dei Paschi di
   Siena S.p.A. (A) (D)* .................   172,500      764,522
 Class Editori S.p.A. (D)  ...............   150,000    1,198,189
 Istituto Bancario San Paolo di Torino -
   Istituto Mobiliare Italiano S.p.A. (D)     97,500    1,326,511
 Telecom Italia Mobile S.p.A., Risp (D)  .   550,000    2,981,815
   Total .................................              6,271,037

Japan - 15.96%
 FUJITSU LIMITED (D)  ....................   160,000    3,221,033
 Kao Corporation (D)  ....................    78,000    2,192,551
 Keyence Corporation (D)  ................    13,000    2,276,384
 Matsushita Communication Industrial
   Co., Ltd. (D) .........................    26,000    1,859,369
 NTT Mobile Communications Network, Inc. (D)     210    2,847,340
 Nichiei Co., Ltd. (D)  ..................    39,300    3,444,091
 Nippon Express Co., Ltd. (D)  ...........   272,000    1,630,358
 Nippon Telegraph and Telephone
   Corporation (D) .......................       195    2,273,159
 Olympus Optical Co., Ltd. (D)  ..........   140,000    2,070,687
 ROHM CO., LTD. (D)  .....................    15,000    2,350,048
 Sumitomo Electric Industries, Ltd. (D)  .   151,000    1,717,796
 Takeda Chemical Industries, Ltd. (D)  ...    71,000    3,293,043
   Total .................................             29,175,859

Mexico - 0.63%
 Grupo Financiero Banamex-Accival S.A. (D)*  450,000    1,146,071

Netherlands - 7.87%
 Akzo Nobel N.V. (D)  ....................    45,500    1,913,391
 Benckiser N.V., Class B (D) .............    30,196    1,610,616
 CMG plc (D)  ............................    49,400    1,298,373
 EQUANT N.V. (D)*  .......................    24,750    2,280,578
 Koninklijke Philips Electronics N.V.,
   Ordinary Shares (D) ...................    29,200    2,878,724
 Ordina N.V. (D)*  .......................    87,609    2,528,378
 Unique International NV (A) (D)  ........    50,893    1,240,567
 United Pan-Europe Communications
   N.V. (D)* .............................    11,500      623,470
   Total .................................             14,374,097
               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Norway - 1.61%
 Merkantildata ASA (D)  ..................   305,000 $  2,941,438

Portugal - 1.00%
 Banco Portugues do Atlantico, S.A. (A) (D)*  45,900      689,294
 Portugal Telecom, S.A., ADS  ............    27,500    1,132,656
   Total .................................              1,821,950

Spain - 2.43%
 Baron de Ley, S.A. (D)*  ................    21,650      747,541
 Tele Pizza, S.A. (D)*  ..................   250,000    1,293,528
 Telefonica de Espana, S.A. (D)  .........    49,749    2,401,269
   Total .................................              4,442,338

Sweden - 1.25%
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ...............................    69,200    2,277,113

Switzerland - 4.16%
 Choco Lindt & Spru AG, Registered (D)  ..        50    1,222,415
 Clariant Limited, Registered Shares (D)       3,700    1,523,515
 Julius Baer Holding AG (D)  .............       400    1,140,063
 Roche Holdings AG (D)  ..................       245    2,518,883
 UBS AG, Registered Shares (D)  ..........     4,000    1,194,107
   Total .................................              7,598,983

United Kingdom - 20.24%
 Barclays PLC (D)  .......................    36,000    1,046,846
 COLT Telecom Group plc, ADR*  ...........   115,000    9,886,406
 Energis plc (D)*  .......................   109,250    2,603,496
 Independent Energy Holdings plc, ADS*  ..   225,000    3,065,625
 Kingfisher plc (D)  .....................   148,475    1,710,624
 Lloyds TSB Group plc (D)  ...............    55,000      746,796
 Misys plc (D)  ..........................   388,470    3,324,613
 NTL Incorporated*  ......................    23,000    1,983,031
 Newsquest plc (A) (D)  ..................   230,000    1,653,014
 Securicor plc (D) .......................   123,700    1,088,872
 Select Appointments (Holdings)
   Public Limited Company (D)* ...........    90,000    1,073,797
 Sema Group plc (D)  .....................   210,600    2,031,391
 Telewest Communications plc (D)*  .......   400,000    1,792,026
 Vodafone Group Plc (D)  .................   253,627    4,988,774
   Total .................................             36,995,311

United States - 1.89%
 ESG Re Limited  .........................    61,000      909,281
 Global TeleSystems Group, Inc.*  ........    31,500    2,550,516
   Total .................................              3,459,797

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

TOTAL COMMON STOCKS - 85.84%                        $ 156,865,978
 (Cost: $121,656,389)

PREFERRED STOCKS
Brazil - 1.59%
 Petroleo Brasileiro S.A. -
   Petrobras (D) ......................... 7,800,000    1,207,458
 Telebras S.A., ADR  .....................    18,900    1,704,544
   Total .................................              2,912,002


Germany - 4.18%
 Fresenius Medical Care AG (D)  ..........     5,000      883,825
 Marschollek, Lautenschlager und
   Partner AG (D) ........................    10,000    4,761,834
 Moebel Walther AG (D)  ..................    20,000      319,517
 SAP AG (D)  .............................     4,200    1,677,464
   Total .................................              7,642,640

Portugal - 0.84%
 Lusomundo-SGPS, S.A. (D)  ...............   150,000    1,527,497

TOTAL PREFERRED STOCKS - 6.61%                       $ 12,082,139
 (Cost: $8,466,512)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN FORWARD CURRENCY
 CONTRACTS - 0.02%
 Japanese Yen, 10-8-99 (D)  ..............Y1,041,527 $     48,286

TOTAL SHORT-TERM SECURITIES _ 6.16%                  $ 11,252,345
 (Cost: $11,252,345)


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE INTERNATIONAL PORTFOLIO
JUNE 30, 1999

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.63%                 $180,248,748
 (Cost: $141,375,246)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.37%       2,495,953

NET ASSETS - 100.00%                                 $182,744,701


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Auto Repair, Services and Parking - 1.74%
 Hertz Corporation (The),
   7.375%, 6-15-2001 .....................      $100   $  101,740

Chemicals and Allied Products - 3.46%
 American Home Products Corporation,
   7.7%, 2-15-2000 .......................       100      101,278
 Praxair, Inc.,
   6.7%, 4-15-2001 .......................       100      100,599
   Total .................................                201,877

Depository Institutions - 9.52%
 Aristar, Inc.,
   5.85%, 1-27-2004 ......................       150      145,000
 BankAmerica Corporation,
   9.7%, 8-1-2000 ........................       100      103,701
 Society National Bank,
   6.75%, 6-15-2003 ......................       200      201,790
 Wells Fargo & Company,
   8.375%, 5-15-2002 .....................       100      105,297
   Total .................................                555,788

Electric, Gas and Sanitary Services - 9.77%
 NorAm Energy Corp.,
   6.375%, 11-1-2003 .....................       150      146,940
 UtiliCorp United,
   6.875%, 10-1-2004 .....................       100      100,007
 WMX Technologies, Inc.,
   8.25%, 11-15-99 .......................       200      201,864
 Western Resources, Inc.,
   7.25%, 8-15-2002 ......................       120      121,862
   Total .................................                570,673

Electronic and Other Electric Equipment - 1.76%
 Black & Decker Corp.,
   7.5%, 4-1-2003 ........................       100      102,475

Food and Kindred Products - 2.31%
 Pet Inc.,
   6.5%, 7-1-2003 ........................       135      134,876

Furniture and Fixtures - 1.72%
 Masco Corporation,
   6.625%, 9-15-99 .......................       100      100,177

General Merchandise Stores - 2.61%
 J.C. Penney Company, Inc.,
   7.6%, 4-1-2007 ........................       150      152,340

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Instruments and Related Products - 4.34%
 Baxter International Inc.,
   7.625%, 11-15-2002 ....................      $100   $  103,126
 Raytheon Company,
   6.3%, 8-15-2000 .......................       150      150,433
   Total .................................                253,559

Nondepository Institutions - 11.95%
 American General Finance Corporation,
   6.2%, 3-15-2003 .......................       150      148,477
 Associates Corporation of North America,
   8.25%, 12-1-99 ........................       100      101,066
 Avco Financial Services, Inc.,
   7.375%, 8-15-2001 .....................       140      143,240
 Ford Motor Credit Company,
   5.75%, 1-25-2001 ......................       100       99,306
 General Motors Acceptance Corporation,
   7.0%, 9-15-2002 .......................       203      205,958
   Total .................................                698,047

Oil and Gas Extraction - 1.99%
 USX Corporation,
   9.8%, 7-1-2001 ........................       110      116,466

Petroleum and Coal Products - 1.48%
 Chevron Corporation Profit Sharing/Savings
   Plan Trust Fund,
   8.11%, 12-1-2004 ......................        83       86,497

Railroad Transportation - 5.62%
 Norfolk Southern Corporation,
   7.35%, 5-15-2007 ......................       150      153,140
 Union Pacific Corporation,
   7.875%, 2-15-2002 .....................       170      175,261
   Total .................................                328,401

Security and Commodity Brokers - 1.74%
 Salomon Inc.,
   7.75%, 5-15-2000 ......................       100      101,504

Telephone Communication - 1.79%
 GTE Corporation,
   9.375%, 12-1-2000 .....................       100      104,516

Wholesale Trade -- Durable Goods - 4.52%
 Lockheed Martin Corporation,
   7.25%, 5-15-2006 ......................       160      160,109
 Westinghouse Electric Corporation,
   8.875%, 6-1-2001 ......................       100      103,846
   Total .................................                263,955

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE LIMITED-TERM BOND PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

TOTAL CORPORATE DEBT SECURITIES - 66.32%               $3,872,891
 (Cost: $3,892,084)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   5.33%, 10-8-2002 ......................      $150      146,180
   7.0%, 5-15-2005 .......................        36       36,471
   6.05%, 9-15-2020 ......................       121      119,802
 Federal National Mortgage Association:
   6.0%, 11-1-2000 .......................        33       32,380
   6.4%, 12-27-2004 ......................       155      152,942
   7.95%, 3-7-2005 .......................       100      101,203
   6.21%, 8-15-2005 ......................       100       97,469
   7.5%, 11-15-2006 ......................       100       99,859
   6.5%, 12-1-2010 .......................        63       61,858
   6.0%, 1-1-2011 ........................        58       56,252
   6.5%, 2-1-2011 ........................        66       65,447
   7.0%, 5-1-2011 ........................        54       53,914
   7.0%, 7-1-2011 ........................        57       57,301
   7.0%, 9-1-2012 ........................        67       67,655
   6.0%, 11-1-2013 .......................       240      231,775
   11.0%, 10-1-2020 ......................        16       17,460
   7.0%, 4-1-2026 ........................        65       64,417
 Government National Mortgage Association:
   7.0%, 9-15-2008 .......................        44       44,070
   6.5%, 1-15-2014 .......................       132      130,097
 United States Treasury,
   6.25%, 2-15-2007 ......................       150      152,837

TOTAL UNITED STATES GOVERNMENT SECURITIES - 30.64%     $1,789,389
 (Cost: $1,824,354)

TOTAL SHORT-TERM SECURITIES - 1.51%                    $   88,000
 (Cost: $88,000)

TOTAL INVESTMENT SECURITIES - 98.47%                   $5,750,280
 (Cost: $5,804,438)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.53%          89,517

NET ASSETS - 100.00%                                   $5,839,797


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value
BANK OBLIGATIONS
Certificates of Deposit - 3.38%
 Yankee
 Bank Austria - New York,
   5.11%, 4-25-2000 ......................    $2,000  $ 1,997,756

Commercial Paper - 4.23%
 Wells Fargo & Company,
   4.82%, 7-14-99 ........................     2,500    2,495,649

Notes - 7.99%
 Abbey National Treasury Services PLC,
   5.64%, 7-15-99 ........................     1,000      999,855
 Harris Trust and Savings Bank,
   5.05%, 2-17-2000 ......................     2,000    1,999,337
 Shawmut National Corporation
   (Fleet Financial Group Inc.),
   8.625%, 12-15-99 ......................     1,690    1,716,374
   Total .................................              4,715,566

TOTAL BANK OBLIGATIONS - 15.60%                       $ 9,208,971
 (Cost: $9,208,971)

CORPORATE OBLIGATIONS
Commercial Paper
 Business Services - 3.39%
 Electronic Data Systems Corporation,
   5.8%, 7-1-99 ..........................     2,000    2,000,000

 Electric, Gas and Sanitary Services - 9.04%
 Central Illinois Light Co.,
   4.95%, 7-8-99 .........................     2,100    2,097,979
 Southern California Edison Co.,
   4.86%, 7-19-99 ........................     2,000    1,995,140
 Tampa Electric Co.,
   5.0%, 7-30-99 .........................     1,250    1,244,965
   Total .................................              5,338,084

 Engineering and Management Services - 4.73%
 Halliburton Company,
   5.01%, 7-23-99 ........................     2,800    2,791,427

 Fabricated Metal Products - 0.71%
 Danaher Corporation,
   5.2208%, Master Note ..................       422      422,000

 Insurance Carriers - 1.69%
 Transamerica Finance Corp.,
   4.84%, 7-20-99 ........................     1,000      997,446

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE OBLIGATIONS (Continued)
Commercial Paper (Continued)
 Nondepository Institutions - 4.22%
 Associates Financial Services Co. of
   Puerto Rico Inc. (Associates Corp. of North America),
   4.87%, 8-17-99 ........................    $  500  $   496,821
 General Electric Capital Corporation:
   4.88%, 7-16-99 ........................       500      498,983
   4.85%, 7-30-99 ........................     1,500    1,494,140
   Total .................................              2,489,944

 Oil and Gas Extraction - 4.19%
 Arco British Ltd. (Atlantic Richfield Co.),
   5.02%, 7-14-99 ........................     2,480    2,475,504

 Paper and Allied Products - 4.23%
 Westvaco Corp.,
   4.9%, 7-15-99 .........................     2,500    2,495,236

Total Commercial Paper - 32.20%                        19,009,641

Notes
 Electric, Gas and Sanitary Services - 3.38%
 Baltimore Gas and Electric Company,
   4.9713%, 9-1-99 .......................     2,000    1,999,941

 General Merchandise Stores - 3.40%
 Wal-Mart Stores, Inc.,
   5.65%, 2-1-2000 .......................     2,000    2,006,058

 Insurance Carriers - 2.54%
 Atlantic American Corporation (Wachovia Bank, N.A.),
   5.22%, 7-7-99 .........................     1,500    1,500,000

 Motion Pictures - 3.64%
 Walt Disney Company (The),
   5.6%, 4-17-2000 .......................     2,145    2,150,874

 Nondepository Institutions - 5.96%
 Associates Corporation of North America,
   5.096%, 7-29-99 .......................     1,500    1,499,104
 Deere (John) Capital Corp.,
   6.43%, 8-9-99 .........................     1,000    1,000,661
 General Motors Acceptance Corporation,
   7.875%, 3-15-2000 .....................     1,000    1,018,605
   Total .................................              3,518,370

Total Notes - 18.92%                                   11,175,243
               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

TOTAL CORPORATE OBLIGATIONS - 51.12%                  $30,184,884
 (Cost: $30,184,884)

MUNICIPAL OBLIGATIONS
California - 4.23%
 California Pollution Control Financing Authority,
   Environmental Improvement Revenue Bonds
   (Shell Martinez Refining Company Project),
   Series 1996 (Taxable), (Shell Oil Company),
   4.93%, 7-1-99 .........................     2,000    2,000,000
 Oakland-Alameda County Coliseum Authority,
   Lease Revenue Bonds (Oakland Coliseum
   Arena Project), 1996 Series A-1 Variable Rate
   Lease Revenue Bonds (Taxable),(Canadian
   Imperial Bank of Commerce),
   5.0%, 8-3-99 ..........................       500      500,000
   Total .................................              2,500,000

Indiana - 2.88%
 City of Whiting, Indiana, Industrial Sewage
   and Solid Waste Disposal Revenue Bonds, Taxable
   Series 1995 (Amoco Oil Company Project),
   4.9%, 7-14-99 .........................     1,700    1,700,000

Louisiana - 12.79%
 Industrial District No. 3 of the Parish of West
   Baton Rouge, State of Louisiana, Variable Rate
   Demand Revenue Bonds, Series 1995 (Taxable),
   (The Dow Chemical Company Project),
   5.1%, 8-5-99 ..........................     2,850    2,850,000
 Gulf Coast Industrial Development Authority,
   Environmental Facilities Revenue Bonds
   (CITGO Petroleum Corporation Project), Taxable
   Series 1998 (Royal Bank of Canada),
   4.92%, 7-7-99 .........................     2,500    2,500,000
 Industrial Development Board of the Parish
   Of Calcasieu, Inc., Environmental Revenue
   Bonds (CITGO Petroleum Corporation Project),
   Series 1996 (Taxable), (West Deutsche Bank),
   5.25%, 7-29-99 ........................     2,200    2,200,000
   Total .................................              7,550,000

New Jersey - 0.35%
 New Jersey Economic Development Authority,
   Federally Taxable Variable Rate Demand/
   Fixed Rate Revenue Bonds (The Morey
   Organization, Inc. Project), Series of 1997
   (First Union National Bank),
   5.3%, 7-7-99 ..........................       205      205,000

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE MONEY MARKET PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value
MUNICIPAL OBLIGATIONS (Continued)
New York - 3.39%
 The City of New York, General Obligation Bonds,
   Fiscal 1995 Series B, Taxable Adjustable Rate
   Bonds (Bayerische Landesbank Girozentrale,
   New York Branch),
   5.145%, 8-5-99 ........................   $ 2,000  $ 2,000,000

Pennsylvania - 2.69%
 Schuylkill County Industrial Development
   Authority, Commercial Development Revenue
   Bonds (Midway Supermarket, Inc. Project),
   Taxable Series of 1995 (First Union National Bank),
   5.3%, 7-7-99 ..........................     1,390    1,390,000
 Montgomery County Industrial Development
   Authority, Taxable Fixed Rate/Variable
   Rate Demand Revenue Bonds (410 Horsham
   Associates Project), Series of 1995
   (First Union National Bank),
   5.3%, 7-7-99 ..........................       200      200,000
   Total .................................              1,590,000

Texas - 1.69%
 Metrocrest Hospital Authority, Series 1989A
   (The Bank of New York),
   4.993%, 8-2-99.........................     1,000      995,562

TOTAL MUNICIPAL OBLIGATIONS - 28.02%                  $16,540,562
 (Cost: $16,540,562)

UNITED STATES GOVERNMENT SECURITY - 2.37%
 Federal Farm Credit Bank,
   5.24%, 9-29-99 ........................    $1,400  $ 1,400,000
 (Cost: $1,400,000)

TOTAL INVESTMENT SECURITIES - 97.11%                  $57,334,417
 (Cost: $57,334,417)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.89%       1,705,822

NET ASSETS - 100.00%                                  $59,040,239

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1999
                                              Shares        Value
COMMON STOCKS
Business Services - 29.89%
 About.com, Inc.*  .......................    10,000  $   516,875
 Amazon.com, Inc.*  ......................    13,000    1,626,219
 America Online, Inc.*  ..................    20,000    2,210,000
 BroadVision, Inc.*  .....................    30,000    2,210,625
 DoubleClick Inc.*  ......................    16,000    1,464,500
 EarthLink Network, Inc.*  ...............    11,000      676,156
 eBay Inc.*  .............................     8,000    1,210,250
 Fiserv, Inc.*  ..........................    24,000      752,250
 Inktomi Corporation*  ...................    13,000    1,709,906
 Macromedia, Inc.*  ......................    30,000    1,065,937
 MemberWorks Incorporated*  ..............    28,400      829,813
 Portal Software, Inc.*  .................    38,500    1,784,234
 Redback Networks*  ......................    10,000    1,258,750
 Securities First Technologies Corporation*   25,000    1,126,563
 SunGard Data Systems, Inc.*  ............    25,000      862,500
 TMP Worldwide Inc.*  ....................    12,000      764,250
 TenFold Corporation*  ...................    13,000      409,500
 USWeb Corporation*  .....................    25,000      555,469
 Wind River Systems, Inc.*  ..............    40,000      641,250
 Yahoo! Inc.*  ...........................    10,000    1,722,188
   Total .................................             23,397,235

Chemicals and Allied Products - 1.85%
 Albany Molecular Research, Inc.*  .......    24,000      717,000
 Gilead Sciences*  .......................    14,000      730,625
   Total .................................              1,447,625

Communication - 4.25%
 Clear Channel Communications, Inc.*  ....    18,000    1,240,875
 COLT Telecom Group plc, ADR*  ...........    10,000      859,687
 Cox Communications, Inc., Class A*  .....     7,100      261,369
 Intraware, Inc.*  .......................    20,000      480,625
 Level 3 Communications, Inc.*  ..........     8,000      481,000
   Total .................................              3,323,556

Depository Institutions - 0.99%
 TeleBanc Financial Corporation*  ........    20,000      773,750

Electronic and Other Electric Equipment - 15.48%
 ADC Telecommunications, Inc.*  ..........    16,000      728,500
 Broadcom Corporation, Class A*  .........    17,000    2,457,031
 Concord Communications, Inc.*  ..........    30,000    1,338,750
 Copper Mountain Networks, Inc.*  ........     8,700      670,988
 EchoStar Communications Corporation,
   Class A* ..............................     8,000    1,227,750
 Gemstar International Group Limited*  ...    30,000    1,959,375
 Micron Technology, Inc.*  ...............    25,000    1,007,812
 Nokia Corporation, Series A, ADR  .......    15,000    1,373,438
 Tellabs*  ...............................    20,000    1,351,875
   Total .................................             12,115,519

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Engineering and Management Services - 7.18%
 Abacus Direct Corporation*  .............    10,000  $   907,188
 Incyte Pharmaceuticals, Inc.*  ..........    37,000      977,031
 MAXIMUS, Inc.*  .........................    30,000      862,500
 Paychex, Inc.  ..........................    40,000    1,272,500
 Quintiles Transnational Corp.*  .........    23,000      965,281
 Whittman-Hart, Inc.*  ...................    20,000      636,250
   Total .................................              5,620,750

Food and Kindred Products - 1.05%
 American Italian Pasta Company, Class A*     27,000      820,125

Health Services - 0.32%
 American Healthcorp, Inc.*  .............    30,000      247,500

Industrial Machinery and Equipment - 2.56%
 Apple Computer, Inc.*  ..................    20,000      927,500
 Juniper Networks, Inc.*  ................     7,200    1,073,925
   Total .................................              2,001,425

Instruments and Related Products - 4.63%
 CONMED Corporation*  ....................    20,000      611,875
 Guidant Corporation  ....................    11,000      565,812
 JDS Uniphase Corporation*  ..............    13,000    2,159,625
 STERIS Corporation*  ....................    15,000      290,625
   Total .................................              3,627,937

Insurance Carriers - 1.18%
 Rambus Inc.*  ...........................    10,000      921,563

Miscellaneous Retail - 0.77%
 Gerald Stevens, Inc.*  ..................    50,000      601,562

Motion Pictures - 0.94%
 AT&T Corp. - Liberty Media Group, Class A*   20,000      735,000

Prepackaged Software - 13.88%
 Allaire Corporation*  ...................    15,000    1,022,344
 Ariba, Inc.*  ...........................    12,750    1,245,516
 Bottomline Technologies (de), Inc.*  ....    10,000      529,375
 Citrix Systems, Inc.*  ..................    30,000    1,690,312
 HNC Software Inc.*  .....................    25,000      769,531
 Intuit Inc.*  ...........................    15,000    1,352,812
 Marimba, Inc.*  .........................    10,000      527,188
 Transaction Systems Architects, Inc.,
   Class A* ..............................    20,000      780,000
 Veritas Software Corp.*  ................    15,000    1,424,531
 Vignette Corporation*  ..................    20,000    1,521,250
   Total .................................             10,862,859

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SCIENCE AND TECHNOLOGY PORTFOLIO
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Telephone Communication - 0.57%
 Intermedia Communications of Florida,
  Inc.*  .................................    15,000 $    449,531

Wholesale Trade -- Durable Goods - 0.62%
 Latitude Communications, Inc.*  .........    37,500      489,844

Wholesale Trade -- Nondurable Goods - 0.98%
 Cardinal Health, Inc.  ..................    12,000      769,500

TOTAL COMMON STOCKS - 87.14%                          $68,205,281
 (Cost: $44,316,289)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Business Services - 2.05%
 Electronic Data Systems Corporation,
   5.8%, 7-1-99 ..........................   $ 1,600    1,600,000

 Fabricated Metal Products - 3.67%
 Danaher Corporation,
   5.2208%, Master Note ..................     2,874    2,874,000

 Food and Kindred Products - 3.90%
 General Mills, Inc.,
   5.075%, Master Note ...................     3,053    3,053,000

 Instruments and Related Products - 3.83%
 Raytheon Company,
   5.1%, 7-1-99 ..........................     3,000    3,000,000

TOTAL SHORT-TERM SECURITIES - 13.45%                  $10,527,000
 (Cost: $10,527,000)

TOTAL INVESTMENT SECURITIES - 100.59%                 $78,732,281
 (Cost: $54,843,289)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.59%)      (461,750)

NET ASSETS - 100.00%                                  $78,270,531

               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1999

                                              Shares        Value
COMMON STOCKS
Automotive Dealers and Service Stations - 1.93%
 O'Reilly Automotive, Inc.*  .............    81,000  $ 4,075,313

Business Services - 17.83%
 CheckFree Holdings Corporation*  ........   150,000    4,129,688
 Getty Images, Inc.*  ....................   150,000    2,840,625
 Medical Manager Corporation*  ...........    50,000    2,214,062
 MemberWorks Incorporated*  ..............   140,000    4,090,625
 National Data Corporation  ..............    60,000    2,565,000
 Primark Corporation*  ...................   150,000    4,209,375
 Sanchez Computer Associates, Inc.*  .....    45,000    1,555,312
 Securities First Technologies Corporation*   93,500    4,213,344
 Shared Medical Systems Corporation  .....    75,000    4,893,750
 USINTERNETWORKING, Inc.*  ...............    75,000    3,147,656
 USWeb Corporation*  .....................   175,000    3,888,281
   Total .................................             37,747,718

Communication - 9.84%
 Emmis Broadcasting Corporation*  ........   100,000    4,921,875
 Paging Network, Inc.*  ..................   600,000    2,925,000
 RCN Corporation*  .......................   125,000    5,207,031
 VoiceStream Wireless Corporation*  ......   140,000    3,985,625
 Western Wireless Corporation,
   Class A* ..............................   140,000    3,784,375
   Total .................................             20,823,906

Engineering and Management Services - 4.87%
 Incyte Pharmaceuticals, Inc.*  ..........   200,000    5,281,250
 MAXIMUS, Inc.*  .........................   175,000    5,031,250
   Total .................................             10,312,500

Food and Kindred Products - 2.01%
 American Italian Pasta Company, Class A*    140,000    4,252,500

Health Services - 3.51%
 American Healthcorp, Inc.*  .............   210,000    1,732,500
 Amsurg Corp., Class A*  .................   282,000    2,159,062
 Concentra Managed Care, Inc.*  ..........   240,000    3,547,500
   Total .................................              7,439,062

Industrial Machinery and Equipment - 4.69%
 MedE America Corporation*  ..............   190,000    7,178,438
 Tractor Supply Company*  ................   100,000    2,750,000
   Total .................................              9,928,438

Instruments and Related Products - 0.75%
 Lunar Corporation*  .....................   200,000    1,587,500


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1999

                                              Shares        Value
COMMON STOCKS (Continued)
Insurance Carriers - 2.18%
 Rambus Inc.*  ...........................    50,000 $  4,607,813

Miscellaneous Retail - 1.45%
 MSC Industrial Direct Co., Inc., Class A*   300,000    3,075,000

Prepackaged Software - 11.43%
 Cerner Corporation*  ....................   255,000    5,347,031
 Citrix Systems, Inc.*  ..................   110,000    6,197,813
 Dendrite International, Inc.*  ..........   150,000    5,442,188
 NEON Systems, Inc.*   ...................    70,200    2,334,150
 Transaction Systems Architects, Inc.,
   Class A* ..............................   125,000    4,875,000
   Total .................................             24,196,182

Real Estate - 1.37%
 Stewart Enterprises, Inc., Class A  .....   200,000    2,906,250

Stone, Clay and Glass Products - 1.65%
 Gentex Corporation*  ....................   125,000    3,500,000

Telephone Communication - 2.48%
 Intermedia Communications of
   Florida, Inc.* ........................   175,000    5,244,531

Transportation by Air - 2.09%
 Midwest Express Holdings, Inc.*  ........   130,000    4,420,000

Wholesale Trade -- Durable Goods - 1.27%
 Department 56, Inc.*  ...................   100,000    2,687,500

Wholesale Trade -- Nondurable Goods - 0.52%
 NCS Healthcare, Inc., Class A*  .........   200,000    1,093,750

TOTAL COMMON STOCKS - 69.87%                         $147,897,963
 (Cost: $125,111,651)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Auto Repair, Services and Parking - 2.36%
 PHH Corp.,
   5.01%, 7-6-99 .........................    $5,000    4,996,521

 Communication - 0.94%
 Dominion Resources Inc.,
   5.1%, 7-8-99 ..........................     2,000    1,998,016


               See Notes to Schedules of Investments on page 57.

THE INVESTMENTS OF THE SMALL CAP PORTFOLIO
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Electric, Gas and Sanitary Services - 4.74%
 Bay State Gas Co.,
   5.0%, 7-20-99 .........................   $ 3,650 $  3,640,368
 Public Service Co. of Colorado,
   6.05%, 7-1-99 .........................     6,400    6,400,000
   Total .................................             10,040,368

 Fabricated Metal Products - 2.44%
 Danaher Corporation,
   5.2208%, Master Note ..................     5,153    5,153,000

 Food and Kindred Products - 4.97%
 ConAgra Inc.,
   6.02%, 7-1-99 .........................     9,975    9,975,000
 General Mills, Inc.,
   5.075%, Master Note ...................       537      537,000
   Total .................................             10,512,000

 Instruments and Related Products - 6.61%
 Hughes Electronics Corp.,
   5.3%, 7-9-99 ..........................     8,000    7,990,578
 Raytheon Company,
   5.1%, 7-1-99 ..........................     6,000    6,000,000
   Total .................................             13,990,578

 Petroleum and Coal Products - 4.71%
 Kerr-McGee Credit Corp.,
   5.27%, 7-20-99 ........................    10,000    9,972,186

Total Commercial Paper - 26.77%                        56,662,669

Commercial Paper (backed by irrevocable bank
 letter of credit) - 2.82%
 Depository Institutions
 Omnicom Finance Inc. (ABN-AMRO Bank N.V.),
   5.02%, 7-19-99 ........................     6,000    5,984,940

TOTAL SHORT-TERM SECURITIES - 29.59%                 $ 62,647,609
 (Cost: $62,647,609)

TOTAL INVESTMENT SECURITIES - 99.46%                 $210,545,572
 (Cost: $187,759,260)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.54%       1,135,447

NET ASSETS - 100.00%                                 $211,681,019


               See Notes to Schedules of Investments on page 57.

TARGET/UNITED FUNDS, INC.
Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $4,800,920, $17,884,222 and $13,052,801, respectively, or 4.18%, 14.44% and 7.14%, respectively, of the total net assets in the Bond Portfolio, High Income Portfolio and International Portfolio, respectively.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each unit of ONO Finance Plc consists of $1,000 principal amount of 13.0% Dollar Notes and one Dollar Equity Value Certificate evidencing the right to receive the cash value of 0.002299657 of one ordinary share of Cableuropa in dollars.
(D)  Listed on an exchange outside of the United States.
(E)  See Note 5 to financial statements.


See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

TARGET/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(In Thousands, Except for Per Share Amounts)
(Unaudited)                        Asset
                                Strategy       Balanced           Bond
                               Portfolio      Portfolio      Portfolio
Assets                       -----------     ----------    -----------
 Investment securities--at
   value (Notes 1 and 3)         $17,115       $105,120       $113,397
 Cash   .................              1              1              2
 Receivables:
   Investment securities
    sold  ...............            ---            626            ---
   Fund shares sold .....             19             25             24
   Dividends and interest             26            727          1,534
 Prepaid insurance
   premium ..............            ---            ---              1
                                 -------       --------       --------
    Total assets  .......         17,161        106,499        114,958
Liabilities                      -------       --------       --------
 Payable for investment
   securities purchased .            ---            967            ---
 Payable to Fund
   shareholders .........             10             88            151
 Accrued service
   fee (Note 2) .........              3             21             23
 Accrued accounting
   services fee (Note 2).              1              3              3
 Accrued management
   fee (Note 2) .........            ---              2              2
 Due to custodian  ......            ---            ---            ---
 Dividends payable  .....            ---            ---            ---
 Other  .................              2              2              1
                                 -------       --------       --------
    Total liabilities  ..             16          1,083            180
                                 -------       --------       --------
      Total net assets ..        $17,145       $105,416       $114,778
Net Assets                       =======       ========       ========
 $0.001 par value capital stock (Note 6):
   Capital stock ........         $    3        $    14        $    21
   Additional paid-in
    capital  ............         15,744         89,644        113,831
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         149          1,228          3,213
   Accumulated net realized gain
    (loss) on investment
    transactions  .......             57          1,888         (1,101)
    Net unrealized appreciation
    (depreciation) of
    investments                    1,192         12,642         (1,186)
                                 -------       --------       --------
    Net assets applicable to
      outstanding units
      of capital ........        $17,145       $105,416       $114,778
                                 =======       ========       ========
Net asset value, redemption
 and offering price per share    $5.7287        $7.4664        $5.3523
                                 =======        =======        =======
Capital shares outstanding         2,993         14,119         21,444
Capital shares authorized        500,000         50,000        100,000
                       See notes to financial statements.
TARGET/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(In Thousands, Except for Per Share Amounts)
(Unaudited)
                                  Growth    High Income         Income
                               Portfolio      Portfolio      Portfolio
Assets                      ------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)        $940,499       $121,433       $881,920
 Cash   .................              2            456            781
 Receivables:
   Investment securities
    sold  ...............          5,273          2,057            268
   Fund shares sold .....            304             67            183
   Dividends and interest            440          1,965          3,344
 Prepaid insurance
   premium ..............              1              1              1
                                --------       --------       --------
    Total assets  .......        946,519        125,979        886,497
Liabilities                     --------       --------       --------
 Payable for investment
   securities purchased .          2,475          2,000          1,818
 Payable to Fund
   shareholders .........            324             54            421
 Accrued service
   fee (Note 2) .........            186             25            174
 Accrued accounting
   services fee (Note 2).              7              3              7
 Accrued management
   fee (Note 2) .........             18              2             17
 Due to custodian  ......            ---            ---            ---
 Dividends payable  .....            ---            ---            ---
 Other  .................              9              2             14
                                --------       --------       --------
    Total liabilities  ..          3,019          2,086          2,451
                                --------       --------       --------
      Total net assets ..       $943,500       $123,893       $884,046
Net Assets                      ========       ========       ========
 $0.001 par value capital stock (Note 6):
   Capital stock ........        $    91        $    28        $    68
   Additional paid-in
    capital  ............        607,693        126,022        596,836
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         389          5,591          5,470
   Accumulated net realized gain
    (loss) on investment
    transactions  .......         52,786         (6,230)        35,513
   Net unrealized appreciation
    (depreciation) of
    investments                  282,541         (1,518)       246,159
                                --------       --------       --------
    Net assets applicable to
      outstanding units
      of capital ........       $943,500       $123,893       $884,046
                                ========       ========       ========
Net asset value, redemption
 and offering price per share   $10.4224        $4.4347       $13.0161
                                ========        =======       ========
Capital shares outstanding        90,526         27,937         67,919
Capital shares authorized         50,000        100,000        100,000
                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(In Thousands, Except for Per Share Amounts)
(Unaudited)
                           International   Limited-Term   Money Market
                               Portfolio Bond Portfolio      Portfolio
Assets                     -------------   ------------    -----------
 Investment securities--at
   value (Notes 1 and 3)        $180,249         $5,750        $57,334
 Cash   .................            ---              2              1
 Receivables:
   Investment securities
    sold  ...............          1,866            ---            ---
   Fund shares sold .....             92            ---          1,518
   Dividends and interest            738             89            343
 Prepaid insurance
   premium ..............            ---            ---              1
                                --------         ------        -------
    Total assets  .......        182,945          5,841         59,197
Liabilities                     --------         ------        -------
 Payable for investment
   securities purchased .            ---            ---            ---
 Payable to Fund
   shareholders .........             34            ---            133
 Accrued service
   fee (Note 2) .........             37              1             11
 Accrued accounting
   services fee (Note 2).              3            ---              3
 Accrued management
   fee (Note 2) .........              4            ---              1
 Due to custodian  ......             44            ---            ---
 Dividends payable  .....            ---            ---              7
 Other  .................             78            ---              2
                                --------         ------        -------
    Total liabilities  ..            200              1            157
                                --------         ------        -------
      Total net assets ..       $182,745         $5,840        $59,040
Net Assets                      ========         ======        =======
 $0.001 par value capital stock (Note 6):
   Capital stock ........        $    23          $   1         $   59
   Additional paid-in
    capital  ............        137,359          5,756         58,981
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         528            137            ---
   Accumulated net realized gain
    (loss) on investment
    transactions  .......          5,978            ---            ---
   Net unrealized appreciation
    (depreciation) of
    investments                   38,857            (54)           ---
                                --------         ------        -------
    Net assets applicable to
      outstanding units
      of capital ........       $182,745         $5,840        $59,040
                                ========         ======        =======
Net asset value, redemption
 and offering price per share    $8.1096        $5.2553        $1.0000
                                 =======        =======        =======
Capital shares outstanding        22,534          1,111         59,040
Capital shares authorized        100,000         50,000        100,000
                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(In Thousands, Except for Per Share Amounts)
(Unaudited)                  Science and
                              Technology      Small Cap
                               Portfolio      Portfolio
Assets                     -------------  -------------
 Investment securities--at
   value (Notes 1 and 3)         $78,732       $210,546
 Cash   .................              8              2
 Receivables:
   Investment securities
    sold  ...............            ---          2,063
   Fund shares sold .....            144            128
   Dividends and interest             21             46
 Prepaid insurance
   premium ..............            ---            ---
                                 -------       --------
    Total assets  .......         78,905        212,785
Liabilities                      -------       --------
 Payable for investment
   securities purchased .            607          1,014
 Payable to Fund
   shareholders .........              6             38
 Accrued service
   fee (Note 2) .........             15             42
 Accrued accounting
   services fee (Note 2).              3              4
 Accrued management
   fee (Note 2) .........              2              5
 Due to custodian  ......            ---            ---
 Dividends payable ......            ---            ---
 Other  .................              1              1
                                 -------       --------
    Total liabilities  ..            634          1,104
                                 -------       --------
      Total net assets ..        $78,271       $211,681
Net Assets                       =======       ========
 $0.001 par value capital stock (Note 6):
   Capital stock ........         $    7        $    24
   Additional paid-in
    capital  ............         53,486        189,192
 Accumulated undistributed gain (loss):
   Accumulated undistributed net
    investment income (loss)         (45)           764
   Accumulated net realized gain
    (loss) on investment
    transactions  .......            934         (1,085)
   Net unrealized appreciation
    (depreciation) of
    investments                   23,889         22,786
                                 -------       --------
    Net assets applicable to
      outstanding units
      of capital ........        $78,271       $211,681
                                 =======       ========
Net asset value, redemption
 and offering price per share   $11.0941        $8.7443
                                ========        =======
Capital shares outstanding         7,055         24,208
Capital shares authorized        100,000        100,000
                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1999
(In Thousands)
(Unaudited)                        Asset
                                Strategy       Balanced           Bond
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........           $216         $1,364        $ 3,676
   Dividends ............             25            294            ---
                                    ----         ------        -------
    Total income  .......            241          1,658          3,676
                                    ----         ------        -------
 Expenses (Note 2):
   Investment management
    fee  ................             60            283            294
   Service fee ..........             18            114            133
   Accounting services
    fee  ................              5             17             20
   Custodian fees .......              2              5              4
   Audit fees ...........              6              7              7
   Legal fees ...........            ---              1              2
   Other ................              1              2              3
                                    ----         ------        -------
    Total expenses  .....             92            429            463
                                    ----         ------        -------
      Net investment
       income (loss)  ...            149          1,229          3,213
                                    ----         ------        -------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........             57          1,888            305
 Realized net loss
   on foreign currency
   transactions .........            ---             (1)           ---
                                    ----         ------        -------
   Realized net gain (loss)
    on investments  .....             57          1,887            305
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            778          1,851         (5,504)
                                    ----         ------        -------
    Net gain (loss) on
      investments .......            835          3,738         (5,199)
                                    ----         ------        -------
      Net increase (decrease)
       in net assets
       resulting from
       operations                   $984         $4,967        $(1,986)
                                    ====         ======        =======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1999
(In Thousands)
(Unaudited)
                                  Growth    High Income         Income
                               Portfolio      Portfolio      Portfolio
                              ----------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........       $  1,641         $6,086        $ 5,860
   Dividends ............          2,846             84          3,562
                                --------         ------        -------
    Total income  .......          4,487          6,170          9,422
                                --------         ------        -------
 Expenses (Note 2):
   Investment management
    fee  ................          2,965            397          2,848
   Service fee ..........          1,025            146            977
   Accounting services
    fee  ................             43             20             43
   Custodian fees .......             23              4             28
   Audit fees ...........              7              7              7
   Legal fees ...........             14              2             13
   Other ................             21              3             21
                                --------         ------        -------
    Total expenses  .....          4,098            579          3,937
                                --------         ------        -------
      Net investment
       income (loss)  ...            389          5,591          5,485
                                --------         ------        -------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........         52,786         (5,892)        35,513
 Realized net loss
   on foreign currency
   transactions .........            ---            ---            (15)
                                --------         ------        -------
   Realized net gain (loss)
    on investments  .....         52,786         (5,892)        35,498
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........         47,612            901          4,700
                                --------         ------        -------
    Net gain (loss) on
      investments .......        100,398         (4,991)        40,198
                                --------         ------        -------
      Net increase (decrease)
       in net assets
       resulting from
       operations               $100,787         $  600        $45,683
                                ========         ======        =======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1999
(In Thousands)
(Unaudited)
                           International   Limited-Term   Money Market
                               Portfolio Bond Portfolio      Portfolio
                         ---------------     ----------     ----------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........        $   341           $164         $1,410
   Dividends ............          1,454            ---            ---
                                  ------           ----         ------
    Total income  .......          1,795            164          1,410
                                  ------           ----         ------
 Expenses (Note 2):
   Investment management
    fee  ................            688             14            135
   Service fee ..........            206              6             64
   Accounting services
    fee  ................             20            ---             15
   Custodian fees .......            118              1              4
   Audit fees ...........              8              5              4
   Legal fees ...........              3            ---              3
   Other ................              4              1              2
                                  ------           ----         ------
    Total expenses  .....          1,047             27            227
                                  ------           ----         ------
      Net investment
       income (loss)  ...            748            137          1,183
                                  ------           ----         ------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........          5,978            ---            ---
 Realized net loss
   on foreign currency
   transactions .........           (220)           ---            ---
                                  ------           ----         ------
   Realized net gain (loss)
    on investments  .....          5,758            ---            ---
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........            (83)          (115)           ---
                                  ------           ----         ------
    Net gain (loss) on
      investments .......          5,675           (115)           ---
                                  ------           ----         ------
      Net increase (decrease)
       in net assets
       resulting from
       operations                 $6,423           $ 22         $1,183
                                  ======           ====         ======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1999
(In Thousands)
(Unaudited)                  Science and
                              Technology      Small Cap
                               Portfolio      Portfolio
                           -------------  -------------
Investment Income
 Income (Note 1B):
   Interest and
    amortization ........        $   213        $ 1,719
   Dividends ............              7             98
                                 -------        -------
    Total income  .......            220          1,817
                                 -------        -------
 Expenses (Note 2):
   Investment management
    fee  ................            178            784
   Service fee ..........             63            220
   Accounting services
    fee  ................             12             22
   Custodian fees .......              4              7
   Audit fees ...........              6              6
   Legal fees ...........              1              3
   Other ................              1              4
                                 -------        -------
    Total expenses  .....            265          1,046
                                 -------        -------
      Net investment
       income (loss)  ...            (45)           771
                                 -------        -------
Realized and Unrealized Gain (Loss)
 on Investments (Notes 1 and 3)
 Realized net gain (loss)
   on securities ........            934            203
 Realized net loss
   on foreign currency
   transactions .........            ---             (7)
                                 -------        -------
   Realized net gain (loss)
    on investments  .....            934            196
 Unrealized appreciation
   (depreciation) in value
   of investments during
   the period ...........         15,700         19,136
                                 -------        -------
    Net gain (loss) on
      investments .......         16,634         19,332
                                 -------        -------
      Net increase
       in net assets
       resulting from
       operations                $16,589        $20,103
                                 =======        =======
                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1999
(Dollars In Thousands)
(Unaudited)                        Asset
                                Strategy       Balanced           Bond
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......        $   149       $  1,229       $  3,213
   Realized net gain (loss)
    on investments  .....             57          1,887            305
   Unrealized appreciation
    (depreciation)  .....            778          1,851         (5,504)
                                 -------       --------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........            984          4,967         (1,986)
                                 -------       --------       --------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---            ---
                                 -------       --------       --------
 Capital share
   transactions** .......          2,071          8,229          2,468
                                 -------       --------       --------
      Total increase
       (decrease) .......          3,055         13,196            482
Net Assets
 Beginning of period              14,090         92,220        114,296
                                 -------       --------       --------
 End of period  .........        $17,145       $105,416       $114,778
                                 =======       ========       ========
   Undistributed net investment
    income (loss)  ......           $149         $1,228         $3,213
                                    ====         ======         ======
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............        554,713      1,975,544      2,175,563
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........       (177,405)      (830,686)    (1,721,662)
                                 -------      ---------      ---------
Increase (decrease) in
 outstanding capital
 shares .................        377,308      1,144,858        453,901
                                 =======      =========      =========
Value issued from sale
 of shares  .............         $3,037        $14,225        $11,760
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........           (966)        (5,996)        (9,292)
                                  ------        -------        -------
Increase (decrease) in
 outstanding capital  ...         $2,071        $ 8,229        $ 2,468
                                  ======        =======        =======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1999
(Dollars In Thousands)
(Unaudited)
                                  Growth    High Income         Income
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $    389       $  5,591       $  5,485
   Realized net gain (loss)
    on investments  .....         52,786         (5,892)        35,498
   Unrealized appreciation
    (depreciation)  .....         47,612            901          4,700
                                --------       --------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........        100,787            600         45,683
                                --------       --------       --------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---            ---
                                --------       --------       --------
 Capital share
   transactions** .......         17,598         (3,060)        27,029
                                --------       --------       --------
      Total increase
       (decrease)  ......        118,385         (2,460)        72,712
Net Assets
 Beginning of period             825,115        126,353        811,334
                                --------       --------       --------
 End of period  .........       $943,500       $123,893       $884,046
                                ========       ========       ========
   Undistributed net investment
    income (loss)  ......           $389         $5,591         $5,470
                                    ====         ======         ======
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............      6,392,976      1,888,698      5,654,881
Shares issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Shares redeemed .........     (4,600,107)    (2,575,352)    (3,510,118)
                               ---------      ---------      ---------
Increase (decrease) in
 outstanding capital
 shares .................      1,792,869       (686,654)     2,144,763
                               =========      =========      =========
Value issued from sale
 of shares  .............        $62,404        $ 8,407        $71,097
Value issued from reinvest-
 ment of dividends  .....            ---            ---            ---
Value redeemed ..........        (44,806)       (11,467)       (44,068)
                                 -------        -------        -------
Increase (decrease) in
 outstanding capital  ...        $17,598        $(3,060)       $27,029
                                 =======        =======        =======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1999
(Dollars In Thousands)
(Unaudited)
                           International   Limited-Term   Money Market
                               Portfolio Bond Portfolio      Portfolio
                          --------------    -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......       $    748         $  137        $ 1,183
   Realized net gain (loss)
    on investments  .....          5,758            ---            ---
   Unrealized appreciation
    (depreciation)  .....            (83)          (115)           ---
                                --------         ------        -------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........          6,423             22          1,183
                                --------         ------        -------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---         (1,183)
                                --------         ------        -------
 Capital share
   transactions** .......          7,361          1,299          5,017
                                --------         ------        -------
      Total increase
       (decrease)  ......         13,784          1,321          5,017
Net Assets
 Beginning of period             168,961          4,519         54,023
                                --------         ------        -------
 End of period  .........       $182,745         $5,840        $59,040
                                ========         ======        =======
   Undistributed net investment
    income (loss)  ......           $528           $137           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............      2,039,419        414,935    163,285,592
Shares issued from reinvest-
 ment of dividends ......            ---            ---      1,183,330
Shares redeemed .........     (1,118,048)      (167,896)  (159,451,429)
                               ---------        -------    -----------
Increase (decrease) in
 outstanding capital
 shares .................        921,371        247,039      5,017,493
                               =========        =======    ===========

Value issued from sale
 of shares  .............        $16,298         $2,180       $163,286
Value issued from reinvest-
 ment of dividends ......            ---            ---          1,183
Value redeemed ..........         (8,937)          (881)      (159,452)
                                 -------         ------       --------
Increase (decrease) in
 outstanding capital  ...        $ 7,361         $1,299       $  5,017
                                 =======         ======       ========

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1999
(Dollars In Thousands)
(Unaudited)                  Science and
                              Technology      Small Cap
                               Portfolio      Portfolio
                             -----------    -----------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ......        $  (45)       $    771
   Realized net gain (loss)
    on investments  .....            934            196
   Unrealized appreciation
    (depreciation)  .....         15,700         19,136
                                 -------       --------
    Net increase (decrease)
      in net assets
      resulting from
      operations.........         16,589         20,103
                                 -------       --------
 Dividends to shareholders
   from net investment
   income (Note 1E)*.....            ---            ---
                                 -------       --------
 Capital share
   transactions** .......         27,087         11,009
                                 -------       --------
      Total increase
       (decrease)  ......         43,676         31,112
Net Assets
 Beginning of period              34,595        180,569
                                 -------       --------
 End of period  .........        $78,271       $211,681
                                 =======       ========
   Undistributed net investment
    income (loss)  ......           $(45)          $764
                                   =====           ====
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............      3,164,502      2,731,164
Shares issued from reinvest-
 ment of dividends ......            ---            ---
Shares redeemed .........       (290,058)    (1,374,465)
                               ---------      ---------
Increase (decrease) in
 outstanding capital
 shares .................      2,874,444      1,356,699
                               =========      =========

Value issued from sale
 of shares  .............        $29,844         22,081
Value issued from reinvest-
 ment of dividends ......            ---            ---
Value redeemed ..........         (2,757)       (11,072)
                                 -------        -------
Increase (decrease) in
 outstanding capital  ...        $27,087        $11,009
                                 =======        =======

                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998
(Dollars In Thousands)
(Unaudited)                        Asset
                                Strategy       Balanced           Bond
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income   ............        $   344        $ 2,337       $  6,300
   Realized net gain (loss)
    on investments  .....            460            758            783
   Unrealized appreciation
    (depreciation)  .....            225          3,437            369
                                 -------        -------       --------
    Net increase
      in net assets
      resulting from
      operations.........          1,029          6,532          7,452
                                 -------        -------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............           (342)        (2,334)        (6,300)
   From realized gains on
    security transactions           (462)          (761)           ---
   In excess of realized
    capital gains  ......            ---            ---            ---
                                 -------        -------       --------
                                    (804)        (3,095)        (6,300)
                                 -------        -------       --------
 Capital share
   transactions** .......          4,055         21,024         13,655
                                 -------        -------       --------
      Total increase ....          4,280         24,461         14,807
Net Assets
 Beginning of period  ...          9,810         67,759         99,489
                                 -------        -------       --------
 End of period  .........        $14,090        $92,220       $114,296
                                 =======        =======       ========
   Undistributed net investment
    income  .............           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............        782,664      3,612,259      4,065,889
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........        149,309        435,475      1,156,993
Shares redeemed .........       (203,962)    (1,084,517)    (2,764,025)
                                 -------      ---------      ---------
Increase in
 outstanding capital
 shares .................        728,011      2,963,217      2,458,857
                                 =======      =========      =========
Value issued from sale
 of shares  .............         $4,385        $25,583        $22,739
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........            804          3,095          6,300
Value redeemed ..........         (1,134)        (7,654)       (15,384)
                                  ------        -------        -------
Increase in
 outstanding capital  ...         $4,055        $21,024        $13,655
                                  ======        =======        =======


                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998
(Dollars In Thousands)
(Unaudited)                                        High
                                  Growth         Income         Income
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income   ............        $ 3,876        $10,944       $  9,832
   Realized net gain (loss)
    on investments  .....         24,895           (338)       110,690
   Unrealized appreciation
    (depreciation)  .....        146,953         (8,207)        16,851
                                --------       --------       --------
    Net increase
      in net assets
      resulting from
      operations.........        175,724          2,399        137,373
                                --------       --------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............         (3,904)       (10,944)        (9,799)
   From realized gains on
    security transactions        (24,867)           ---       (110,723)
   In excess of realized
    capital gains  ......            ---            ---            ---
                                --------       --------       --------
                                 (28,771)       (10,944)      (120,522)
                                --------       --------       --------
 Capital share
   transactions** .......         38,803         15,374        157,579
                                --------       --------       --------
      Total increase ....        185,756          6,829        174,430
Net Assets
 Beginning of period  ...        639,359        119,524        636,904
                                --------       --------       --------
 End of period  .........       $825,115       $126,353       $811,334
                                ========       ========       ========
   Undistributed net investment
    income  .............           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............     10,496,688      4,966,466      9,126,482
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      3,093,937      2,479,124      9,770,626
Shares redeemed .........     (9,340,560)    (4,037,179)    (6,368,869)
                               ---------      ---------     ----------
Increase in
 outstanding capital
 shares .................      4,250,065      3,408,411     12,528,239
                               =========      =========     ==========
Value issued from sale
 of shares  .............        $88,088        $24,022       $122,003
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........         28,771         10,944        120,522
Value redeemed ..........        (78,056)       (19,592)       (84,946)
                                 -------        -------       --------
Increase in
 outstanding capital  ...        $38,803        $15,374       $157,579
                                 =======        =======       ========


                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998
(Dollars In Thousands)
(Unaudited)
                           International   Limited-Term   Money Market
                               Portfolio      Portfolio      Portfolio
                             -----------    -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............        $   814         $  240        $ 2,230
   Realized net gain (loss)
    on investments  .....         13,612              9            ---
   Unrealized appreciation
    (depreciation)  .....         25,132             18            ---
                                --------         ------        -------
    Net increase
      in net assets
      resulting from
      operations.........         39,558            267          2,230
                                --------         ------        -------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............           (698)          (240)        (2,230)
   From realized gains on
    security transactions        (13,728)            (9)           ---
   In excess of realized
    capital gains  ......            ---            ---            ---
                                --------         ------        -------
                                 (14,426)          (249)        (2,230)
                                --------         ------        -------
 Capital share
   transactions** .......         29,198            249         10,723
                                --------         ------        -------
      Total increase ....         54,330            267         10,723
Net Assets
 Beginning of period  ...        114,631          4,252         43,300
                                --------         ------        -------
 End of period  .........       $168,961         $4,519        $54,023
                                ========         ======        =======
   Undistributed net investment
    income  .............           $---           $---           $---
                                    ====           ====           ====
                 *See "Financial Highlights" on pages 66 - 76.
**Shares issued from sale
 of shares  .............      3,799,283        376,497    261,149,946
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........      1,845,305         47,562      2,230,118
Shares redeemed .........     (1,986,996)      (379,449)  (252,657,467)
                               ---------        -------    -----------
Increase in
 outstanding capital
 shares .................      3,657,592         44,610     10,722,597
                               =========        =======    ===========
Value issued from sale
 of shares  .............        $30,196         $2,035       $261,150
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........         14,426            249          2,230
Value redeemed ..........        (15,424)        (2,035)      (252,657)
                                 -------         ------       --------
Increase in
 outstanding capital  ...        $29,198         $  249       $ 10,723
                                 =======         ======       ========


                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998
(Dollars In Thousands)
(Unaudited)                  Science and
                              Technology      Small Cap
                               Portfolio      Portfolio
                             -----------    -----------
Increase in Net Assets
 Operations:
   Net investment
    income  .............        $    13       $  1,558
   Realized net gain (loss)
    on investments  .....            624         23,232
   Unrealized appreciation
    (depreciation)  .....          7,947         (8,246)
                                 -------       --------
    Net increase
      in net assets
      resulting from
      operations.........          8,584         16,544
                                 -------       --------
 Dividends to shareholders (Note 1E):*
   From net investment
    income  .............            (13)        (1,558)
   From realized gains on
    security transactions           (624)       (23,232)
   In excess of realized
    capital gains  ......            ---         (1,288)
                                 -------       --------
                                    (637)       (26,078)
                                 -------       --------
 Capital share
   transactions** .......         16,441         41,865
                                 -------       --------
      Total increase ....         24,388         32,331
Net Assets
 Beginning of period  ...         10,207        148,238
                                 -------       --------
 End of period  .........        $34,595       $180,569
                                 =======       ========
   Undistributed net investment
    income  .............           $---           $---
                                    ====           ====
                 *See "Financial Highlights" on pages 66 - 76. **Shares issued from sale
 of shares  .............      2,834,669      3,802,845
Shares issued from reinvest-
 ment of dividends and/or
 distributions  .........         76,928      3,300,299
Shares redeemed .........       (499,069)    (2,044,217)
                               ---------      ---------
Increase in
 outstanding capital
 shares .................      2,412,528      5,058,927
                               =========      =========
Value issued from sale
 of shares  .............        $19,146        $33,860
Value issued from reinvest-
 ment of dividends and/or
 distributions  .........            637         26,079
Value redeemed ..........         (3,342)       (18,074)
                                 -------        -------
Increase in
 outstanding capital  ...        $16,441         41,865
                                 =======        =======


                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE ASSET STRATEGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)          For the
                       six    For the fiscal year ended        For the
                      months        December 31,                period
                      ended   -------------------------          ended
                     6/30/99     1998     1997     1996        12/31/95*
                     -------  -------  ------- --------        ---------
Net asset value,
 beginning of
 period  ...........  $5.3868  $5.1969 $5.1343  $5.0137          $5.0000
                      -------  ------- -------  -------          -------
Income from investment operations:
 Net investment
   income ..........   0.0498   0.1391  0.1915   0.1814           0.0717
 Net realized and
   unrealized gain
   on investments ..   0.2921   0.3779  0.5277   0.1206           0.0193
                      -------  ------- -------  -------          -------
Total from investment
 operations  .......   0.3419   0.5170  0.7192   0.3020           0.0910
                      -------  ------- -------  -------          -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1391)(0.1919) (0.1814)         (0.0713)
 From capital gains   (0.0000) (0.1880)(0.4647) (0.0000)         (0.0060)
                      -------  ------- -------  -------          -------
Total distributions   (0.0000) (0.3271)(0.6566) (0.1814)         (0.0773)
                      -------  ------- -------  -------          -------
Net asset value,
 end of period  ....  $5.7287  $5.3868 $5.1969  $5.1343          $5.0137
                      =======  ======= =======  =======          =======
Total return........   6.35%    9.95%  14.01%    6.05%            1.80%
Net assets, end of
 period (in
 millions)  ........    $17      $14     $10       $8               $4
Ratio of expenses
 to average net
 assets ............   1.20%**  1.07%   0.93%    0.93%            0.91%
Ratio of net investment
 income to average
 net assets  .......   1.95%**  2.97%   3.55%    3.92%            4.42%
Portfolio turnover
 rate  ............. 117.85%  189.02% 222.50%   49.92%          149.17%
   *The Asset Strategy Portfolio's inception date is February 14, 1995; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 1, 1995 (initial offering) through December 31, 1995. Ratios have been annualized.
  **Annualized
                       See notes to financial statements.

#
FINANCIAL HIGHLIGHTS OF
THE BALANCED PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six        For the fiscal year ended       For the
                      months             December 31,              period
                      ended   ---------------------------------     ended
                     6/30/99     1998     1997     1996    1995   12/31/94*
                    --------  ------- -------- ----------------   ---------
Net asset value,
 beginning of
 period  ...........  $7.1081   6.7686 $6.1967  $5.9000 $4.9359  $5.0000
                      -------   ------ -------  ------- -------  -------
Income from investment operations:
 Net investment
   income ..........   0.0869   0.1865  0.1805   0.1594  0.1333   0.0460
 Net realized and
   unrealized gain (loss)
   on investments ..   0.2714   0.4003  0.9650   0.5003  1.0611  (0.0641)
                      -------   ------ -------  ------- -------  -------
Total from investment
 operations  .......   0.3583   0.5868  1.1455   0.6597  1.1944  (0.0181)
                      -------   ------ -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1865)(0.1805) (0.1594)(0.1333) (0.0460)
 From capital gains   (0.0000) (0.0608)(0.3931) (0.2036)(0.0970) (0.0000)
                      -------   ------ -------  ------- -------  -------
Total distributions   (0.0000) (0.2473)(0.5736) (0.3630)(0.2303) (0.0460)
                      -------   ------ -------  ------- -------  -------
Net asset value,
 end of period  ....  $7.4664  $7.1081 $6.7686  $6.1967 $5.9000  $4.9359
                      =======  ======= =======  ======= =======  =======
Total return........   5.04%    8.67%  18.49%   11.19%  24.19%   -0.37%
Net assets, end of period
 (in millions)  ....   $105      $92     $68      $42     $24       $9
Ratio of expenses
 to average net
 assets ............   0.89%**  0.74%   0.67%    0.70%   0.72%    0.95%
Ratio of net investment
 income to average
 net assets  .......   2.54%**  2.92%   3.06%    3.18%   3.22%    3.14%
Portfolio turnover
 rate  .............  24.77%   54.62%  55.66%   44.23%  62.87%   19.74%

   *The Balanced Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
  **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                       For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/99    1998     1997     1996    1995   1994
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $5.4451  $5.3686 $5.2004  $5.3592 $4.7393  $5.4045
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1499   0.3180  0.3400   0.3407  0.3556   0.3507
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.2427)  0.0765  0.1682  (0.1588) 0.6202  (0.6652)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......  (0.0928)  0.3945  0.5082   0.1819  0.9758  (0.3145)
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.3180)(0.3400) (0.3407)(0.3559) (0.3507)
 From capital gains   (0.0000) (0.0000)(0.0000) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3180)(0.3400) (0.3407)(0.3559) (0.3507)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.3523  $5.4451 $5.3686  $5.2004 $5.3592  $4.7393
                      =======  ======= =======  ======= =======  =======
Total return .......  -1.70%    7.35%   9.77%    3.43%  20.56%   -5.90%
Net assets, end of
 period (in
 millions)  ........   $115     $114     $99      $92     $89      $74
Ratio of expenses
 to average net
 assets ............   0.81%*   0.67%   0.58%    0.59%   0.60%    0.62%
Ratio of net investment
 income to average
 net assets  .......   5.64%*   5.99%   6.35%    6.39%   6.73%    6.73%
Portfolio turnover
 rate  .............  26.83%   32.75%  36.81%   64.02%  71.17%  135.82%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE GROWTH PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/99     1998     1997     1996    1995   1994
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $ 9.2989  $7.5679 $6.7967  $6.8260 $5.8986  $6.1962
                     --------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0043   0.0456  0.0574   0.0990  0.0903   0.1211
 Net realized and
   unrealized gain
   on investments ..   1.1192   2.0215  1.4003   0.7478  2.1842   0.0268
                     --------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   1.1235   2.0671  1.4577   0.8468  2.2745   0.1479
                     --------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0456)(0.0570) (0.0990)(0.0903) (0.1211)
 From capital gains   (0.0000) (0.2905)(0.6295) (0.7771)(1.2568) (0.3244)
                     --------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.3361)(0.6865) (0.8761)(1.3471) (0.4455)
                     --------  ------- -------  ------- -------  -------
Net asset value,
 end of period  .... $10.4224  $9.2989 $7.5679  $6.7967 $6.8260  $5.8986
                     ========  ======= =======  ======= =======  =======
Total return .......  12.08%   27.31%  21.45%   12.40%  38.57%    2.39%
Net assets, end of
 period (in
 millions)  ........   $944     $825    $639     $513    $419     $277
Ratio of expenses
 to average net
 assets ............   0.95%*   0.80%   0.72%    0.73%   0.75%    0.77%
Ratio of net investment
 income to average
 net assets  .......   0.09%*   0.55%   0.75%    1.44%   1.35%    2.07%
Portfolio turnover
 rate  .............  27.84%   75.58% 162.41%  243.00% 245.80%  277.36%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE HIGH INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                       For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/99    1998     1997     1996    1995   1994
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $4.4143  $4.7402 $4.5750  $4.4448 $4.1118  $4.6373
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.2001   0.4185  0.4098   0.4216  0.4165   0.4106
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.1797) (0.3259) 0.2324   0.1302  0.3330  (0.5255)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.0204   0.0926  0.6422   0.5518  0.7495  (0.1149)
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.4185)(0.4098) (0.4216)(0.4165) (0.4106)
 From capital gains   (0.0000) (0.0000)(0.0672) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.4185)(0.4770) (0.4216)(0.4165) (0.4106)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $4.4347  $4.4143 $4.7402  $4.5750 $4.4448  $4.1118
                      =======  ======= =======  ======= =======  =======
Total return .......   0.46%    1.95%  14.04%   12.46%  18.19%   -2.55%
Net assets, end of
 period (in
 millions)  ........   $124     $126    $120      $97     $87      $73
Ratio of expenses
 to average net
 assets ............   0.93%*   0.77%   0.70%    0.71%   0.72%    0.74%
Ratio of net investment
 income to average
 net assets  .......   8.95%*   8.76%   8.79%    9.10%   9.25%    9.03%
Portfolio turnover
 rate  .............  45.37%   63.64%  65.28%   58.91%  41.78%   37.86%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INCOME PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the
                    six months  For the fiscal year ended December 31,
                       ended   -----------------------------------------
                     6/30/99     1998     1997     1996    1995   1994
                   ----------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ........... $12.3351 $11.9615$10.1373 $ 8.6756 $6.7689  $6.9180
                     -------- ---------------- -------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0808   0.1752  0.0916   0.0856  0.0839   0.0703
 Net realized and
   unrealized gain (loss)
   on investments ..   0.6002   2.3532  2.5598   1.6280  2.0525  (0.1491)
                     -------- ---------------- -------- -------  -------
Total from investment
 operations  .......   0.6810   2.5284  2.6514   1.7136  2.1364  (0.0788)
                     -------- ---------------- -------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.1752)(0.0915) (0.0856)(0.0839) (0.0703)
 From capital gains   (0.0000) (1.9796)(0.7357) (0.1663)(0.1457) (0.0000)
 In excess of
   capital gains ...  (0.0000) (0.0000)(0.0000) (0.0000)(0.0001) (0.0000)
                     -------- ---------------- -------- -------  -------
Total distributions.  (0.0000) (2.1548)(0.8272) (0.2519)(0.2297) (0.0703)
                     -------- ---------------- -------- -------  -------
Net asset value,
 end of period  .... $13.0161 $12.3351$11.9615 $10.1373 $8.6756  $6.7689
                     ======== ================ ======== =======  =======
Total return........   5.52%   21.14%  26.16%   19.75%  31.56%   -1.14%
Net assets, end of
 period (in
 millions)  ........   $884     $811    $637     $462    $331     $219
Ratio of expenses
 to average net
 assets ............   0.95%*   0.80%   0.72%    0.73%   0.77%    0.77%
Ratio of net investment
 income to average
 net assets  .......   1.32%*   1.35%   0.80%    0.97%   1.13%    1.16%
Portfolio turnover
 rate  .............  17.13%   62.84%  36.61%   22.95%  15.00%   23.32%

*Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE INTERNATIONAL PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)          For the
                       six         For the fiscal year ended   For the
                      months               December 31,         period
                      ended    --------------------------------  ended
                     6/30/99    1998     1997    1996    1995   12/31/94*
                    --------   ------   ------  ------- ------- ---------
Net asset value,
 beginning of
 period  ...........  $7.8176  $6.3842 $5.9990  $5.2790 $4.9926  $5.0000
                      -------  ------- -------  ------- -------  -------
Income from investment operations:
 Net investment
   income ..........   0.0332   0.0353  0.0485   0.0644  0.0846   0.0207
 Net realized and
   unrealized gain (loss)
   on investments...   0.2588   2.1283  0.9534   0.7329  0.2790  (0.0074)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.2920   2.1636  1.0019   0.7973  0.3636   0.0133
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0353)(0.0463) (0.0644)(0.0772) (0.0207)
 From capital gains   (0.0000) (0.6949)(0.5704) (0.0129)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions.  (0.0000) (0.7302)(0.6167) (0.0773)(0.0772) (0.0207)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.1096  $7.8176 $6.3842  $5.9990 $5.2790  $4.9926
                      =======  ======= =======  ======= =======  =======
Total return........   3.74%   33.89%  16.70%   15.11%   7.28%    0.26%
Net assets, end of
 period (in
 millions)  ........   $183     $169    $115      $80     $50      $26
Ratio of expenses
 to average net
 assets ............   1.20%**  1.02%   0.98%    1.00%   1.02%    1.26%
Ratio of net investment
 income to average
 net assets  .......   0.85%**  0.47%   0.79%    1.42%   1.99%    1.36%
Portfolio turnover
 rate  .............  70.25%   88.84% 117.37%   75.01%  34.93%   23.23%
   *The International Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
  **Annualized.
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE LIMITED-TERM BOND PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)
                     For the
                       six        For the fiscal year ended    For the
                      months             December 31,           period
                      ended  ----------------------------------  ended
                     6/30/99    1998     1997    1996    1995 12/31/94*
                     -------  -------  -------  ------- --------------
Net asset value,
 beginning of
 period  ...........  $5.2292  $5.1882 $5.1639  $5.2521 $4.8611  $5.0000
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.1235   0.2935  0.3086   0.2842  0.2841   0.1507
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.0974)  0.0522  0.0451  (0.0870) 0.4122  (0.1375)
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.0261   0.3457  0.3537   0.1972  0.6963   0.0132
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.2935)(0.3086) (0.2842)(0.2841) (0.1507)
 From capital gains   (0.0000) (0.0112)(0.0208) (0.0012)(0.0212) (0.0014)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (0.3047)(0.3294) (0.2854)(0.3053) (0.1521)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $5.2553  $5.2292 $5.1882  $5.1639 $5.2521  $4.8611
                      =======  ======= =======  ======= =======  =======
Total return........   0.50%    6.66%   6.85%    3.79%  14.29%    0.26%
Net assets, end of
 period (in
 millions)  ........     $6       $5      $4       $4      $3       $2
Ratio of expenses to
 average net assets    1.02%**  0.79%   0.73%    0.76%   0.71%    0.93%
Ratio of net investment
 income to average
 net assets  .......   5.14%**  5.65%   5.93%    5.92%   6.22%    5.89%
Portfolio turnover
 rate  .............   7.90%   47.11%  35.62%   15.81%  18.16%   93.83%

   *The Limited-Term Bond Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
  **Annualized
                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE MONEY MARKET PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                      For the
                        six
                       months   For the fiscal year ended December 31,
                       ended   -----------------------------------------
                      6/30/99    1998     1997     1996    1995   1994
                      -------  ------- -------  ------- -------  -------
Net asset value,
 beginning of
 period  ...........  $1.0000  $1.000  $1.0000  $1.0000 $1.0000  $1.0000
                      -------  ------- -------  ------- -------  -------
Net investment
 income  ...........   0.0211   0.0492  0.0503   0.0486  0.0542   0.0368
Less dividends
 declared  .........  (0.0211) (0.0492)(0.0503) (0.0486)(0.0542) (0.0368)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $1.0000  $1.0000 $1.0000  $1.0000 $1.0000  $1.0000
                      =======  ======= =======  ======= =======  =======
Total return .......   2.16%    5.04%   5.13%    5.01%   5.56%    3.72%
Net assets, end of
 period (in
 millions)  ........    $59      $54     $43      $37     $37      $31
Ratio of expenses
 to average net
 assets ............   0.81%*   0.68%   0.58%    0.61%   0.62%    0.65%
Ratio of net investment
 income to average
 net assets  .......   4.25%*   4.90%   5.04%    4.87%   5.42%    3.72%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SCIENCE AND TECHNOLOGY PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)

                     For the   For the
                       six      fiscal          For the
                      months      year           period
                       ended     ended            ended
                     6/30/99  12/31/98        12/31/97*
                   -------------------        ----------
Net asset value,
 beginning of
 period  ........... $ 8.2750  $5.7726          $5.0000
                     --------  -------          -------
Income from investment operations:
 Net investment
   income (loss) ...  (0.0064)  0.0032           0.0146
 Net realized and
   unrealized gain
   on investments ..   2.8255   2.6551           0.7971
                     --------  -------          -------
Total from investment
 operations  .......   2.8191   2.6583           0.8117
                     --------  -------          -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0032)         (0.0146)
 From capital gains   (0.0000) (0.1527)         (0.0245)
                     --------  -------          -------
Total distributions   (0.0000) (0.1559)         (0.0391)
                     --------  -------          -------
Net asset value,
 end of period  .... $11.0941  $8.2750          $5.7726
                     ========  =======          =======
Total return........  34.07%   46.05%           16.24%
Net assets, end of
 period (in
 millions)  ........    $78      $35              $10
Ratio of expenses
 to average net
 assets ............   1.02%**  0.92%            0.94%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.17%**  0.07%            0.64%
Portfolio turnover
 rate  .............  25.69%   64.72%           15.63%

  *The Science and Technology Portfolio's inception date is March 13, 1997;
   however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from April 4, 1997 (initial offering) through December 31, 1997. Ratios have been annualized.
 **Annualized.
                          See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
THE SMALL CAP PORTFOLIO
For a Share of Capital Stock Outstanding Throughout Each Period:
(Unaudited)           For the
                        six      For the fiscal year ended       For the
                      months             December 31,             period
                       ended  ---------------------------------    ended
                      6/30/99    1998     1997     1996  1995  12/31/94*
                     -------- -------  ------- -------------------------
Net asset value, beginning
 of period  ........  $7.9019  $8.3316 $8.0176  $7.6932 $5.9918  $5.0000
                      -------  ------- -------  ------- -------  -------
Income from investment
 operations:
 Net investment
   income ..........   0.0319   0.0798  0.0279   0.0170  0.0900   0.0376
 Net realized and
   unrealized gain
   on investments ..   0.8105   0.8255  2.5004   0.6367  1.8470   1.0086
                      -------  ------- -------  ------- -------  -------
Total from investment
 operations  .......   0.8424   0.9053  2.5283   0.6537  1.9370   1.0462
                      -------  ------- -------  ------- -------  -------
Less distributions:
 From net investment
   income ..........  (0.0000) (0.0798)(0.0282) (0.0170)(0.0900) (0.0376)
 From capital gains   (0.0000) (1.2027)(2.1861) (0.3123)(0.1456) (0.0168)
 In excess of realized
   capital gains ...  (0.0000) (0.0525)(0.0000) (0.0000)(0.0000) (0.0000)
                      -------  ------- -------  ------- -------  -------
Total distributions   (0.0000) (1.3350)(2.2143) (0.3293)(0.2356) (0.0544)
                      -------  ------- -------  ------- -------  -------
Net asset value,
 end of period  ....  $8.7443  $7.9019 $8.3316  $8.0176 $7.6932  $5.9918
                      =======  ======= =======  ======= =======  =======
Total return........  10.67%   10.87%  31.53%    8.50%  32.32%   20.92%
Net assets, end of period
 (in millions)  ....   $212     $181    $148      $97     $56      $16
Ratio of expenses
 to average net
 assets ............   1.12%**  0.97%   0.90%    0.91%   0.96%    1.08%
Ratio of net investment
 income to average
 net assets  .......   0.82%**  0.94%   0.32%    0.25%   1.77%    2.35%
Portfolio turnover
 rate  ............. 127.30%  177.32% 211.46%  133.77%  43.27%   21.61%

   *The Small Cap Portfolio's inception date is April 28, 1994; however, since this Portfolio did not have any investment activity or incur expenses prior to the date of initial offering, the per share information is for a capital share outstanding for the period from May 3, 1994 (initial offering) through December 31, 1994. Ratios and the portfolio turnover rate have been annualized.
  **Annualized.
                       See notes to financial statements.

TARGET/UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

NOTE 1 -- Significant Accounting Policies

     Target/United Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is currently divided into the eleven classes that are designated the Asset Strategy Portfolio, the Balanced Portfolio, the Bond Portfolio, the Growth Portfolio, the High Income Portfolio, the Income Portfolio, the International Portfolio, the Limited-Term Bond Portfolio, the Money Market Portfolio, the Science and Technology Portfolio and the Small Cap Portfolio.
The assets belonging to each Portfolio are held separately by the Custodian.
The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income, and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. For International Portfolio, dividend income is net of foreign withholding taxes of $57,920. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. See
     Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Portfolio on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. Until June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the following annual rates: Asset Strategy Portfolio - .30% of net assets; Balanced Portfolio - .10% of net assets; Bond Portfolio - .03% of net assets; Growth Portfolio - .20% of net assets; High Income Portfolio - .15% of net assets; Income Portfolio - .20% of net assets; International Portfolio - .30% of net assets; Limited-Term Bond Portfolio - .05% of net assets; Money Market Portfolio - none; Science and Technology Portfolio - .20% of net assets; Small Cap Portfolio - .35% of net assets and (ii) a base fee computed each day on the combined net asset values of all of the Portfolios and allocated among the Portfolios based on their relative net asset size at the annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, and .45% of that amount over $2.25 billion. Beginning June 30, 1999, the fee is payable by each Portfolio at the following annual rates:

                                                                 Annual
     Fund                     Net Asset Breakpoints              Rate
     ------------------------------------------------------------------
     Asset Strategy Portfolio Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Balanced Portfolio       Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     Bond Portfolio           Up to $500 Million                 .525%
                              Over $500 Million up to $1 Billion .500%
                              Over $1 Billion up to $1.5 Billion .450%
                              Over $1.5 Billion                  .400%

     Growth Portfolio         Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     High Income Portfolio    Up to $500 Million                 .625%
                              Over $500 Million up to $1 Billion .600%
                              Over $1 Billion up to $1.5 Billion .550%
                              Over $1.5 Billion                  .500%

     Income Portfolio         Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     International Portfolio  Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Limited-Term Bond        Up to $500 Million                 .500%
         Portfolio            Over $500 Million up to $1 Billion .450%
                              Over $1 Billion up to $1.5 Billion .400%
                              Over $1.5 Billion                  .350%

     Money Market Portfolio   All Net Assets                     .400%

     Science and Technology   Up to $1 Billion                   .850%
         Portfolio            Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%

     Small Cap Portfolio      Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%


The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                  Annual Fee
          (all dollars in millions)    Rate for Each Portfolio
          --------------------------   -----------------------
          From $    0  to $   10                  $      0
          From $   10  to $   25                  $ 10,000
          From $   25  to $   50                  $ 20,000
          From $   50  to $  100                  $ 30,000
          From $  100  to $  200                  $ 40,000
          From $  200  to $  350                  $ 50,000
          From $  350  to $  550                  $ 60,000
          From $  550  to $  750                  $ 70,000
          From $  750  to $1,000                  $ 85,000
               $1,000 and Over                    $100,000

     The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay monthly a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

     The Fund paid Directors' fees of $47,763, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Investment securities transactions for the six months ended June 30, 1999 are summarized as follows:

                            Asset Strategy      Balanced          Bond
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                    $12,724,162   $35,381,197   $15,387,593
Purchases of U.S. Government
 securities                      6,013,906           ---    18,789,511
Purchases of short-term
 securities                     11,755,643   163,930,703    76,446,638
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities           9,134,849    18,889,007    12,645,280
Proceeds from maturities
 and sales of U.S.
 Government securities           7,716,662     1,551,310    16,769,852
Proceeds from maturities
 and sales of short-term
 securities                     11,465,573   168,870,000    75,274,435

                                                    High
                                    Growth        Income        Income
                                 Portfolio     Portfolio     Portfolio
                               -----------     ---------     ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $321,162,911   $53,149,981  $155,271,065
Purchases of U.S. Government
 securities                            ---           ---           ---
Purchases of short-term
 securities                    810,562,102   140,706,077   860,651,061
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         224,762,492    53,671,193   128,646,069
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---           ---           ---
Proceeds from maturities
 and sales of short-term
 securities                    892,848,497   139,413,532   854,783,368


                                               Limited-    Science and
                             International    Term Bond     Technology
                                 Portfolio    Portfolio      Portfolio
                               -----------    ---------      ---------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $119,479,802    $1,397,901   $35,912,892
Purchases of U.S. Government
 securities                            ---       456,467           ---
Purchases of short-term
 securities                    186,146,310     3,057,168    95,317,677
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         106,745,666       210,333    11,563,065
Proceeds from maturities
 and sales of U.S.
 Government securities           6,281,727       184,261           ---
Proceeds from maturities
 and sales of short-term
 securities                    190,309,377     3,082,822    92,250,000

                                 Small Cap
                                 Portfolio
                               -----------
Purchases of investment
 securities, excluding short-
 term and U.S. Government
 securities                   $162,282,964
Purchases of U.S. Government
 securities                            ---
Purchases of short-term
 securities                    774,783,481
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities         157,840,746
Proceeds from maturities
 and sales of U.S.
 Government securities                 ---
Proceeds from maturities
 and sales of short-term
 securities                    773,918,333


     For Federal income tax purposes, cost of investments owned at June 30, 1999, and the related unrealized appreciation (depreciation) were as follows:

                                                            Aggregate
                                                         Appreciation
                             CostAppreciationDepreciation(Depreciation)
                     ------------------------------------------------
Asset Strategy Portfolio$ 15,927,576$  1,362,272$   (174,737)$  1,187,535
Balanced Portfolio     92,477,817  14,911,013 (2,269,085)  12,641,928
Bond Portfolio        114,583,122   1,161,558 (2,347,377) (1,185,819)
Growth Portfolio      657,993,581 288,302,958 (5,797,659) 282,505,299
High Income Portfolio 122,950,536   2,300,750 (3,818,686)  (1,517,936)
Income Portfolio      635,760,150 271,422,274(25,262,742) 246,159,532
International Portfolio141,375,246 46,591,558 (7,766,342)  38,825,216
Limited-Term Bond Portfolio5,804,438   13,422    (67,580)    (54,158)
Money Market Portfolio 57,334,417         ---        ---          ---
Science and Technology
  Portfolio            54,843,289  25,158,428 (1,269,436)  23,888,992
Small Cap Portfolio   187,759,260  29,010,389 (6,224,077)  22,786,312

NOTE 4 -- Federal Income Tax Matters

     The Fund's income and expenses attributed to each Portfolio and the gains and losses on security transactions of each Portfolio have been attributed to that Portfolio for Federal income tax purposes as well as accounting purposes. For Federal income tax purposes, Growth, Income, Science and Technology, International, Balanced and Asset Strategy Portfolios realized capital gain net income of $24,740,928, $110,722,842, $623,709, $13,346,041, $761,232 and
$474,359, respectively, during the year ended December 31, 1998. For Federal income tax purposes, Small Cap Portfolio realized capital gain net income of $24,172,355 for the year ended December 31, 1998, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). For Federal income tax purposes, Limited-Term Bond Portfolio realized capital gain net income of $9,156 during the year ended December 31, 1998, which included the effect of certain losses deferred into the next fiscal year (see discussion below). For Federal income tax purposes, High Income Portfolio realized capital losses of $65,442 for the year ended December 31, 1998, which included the effect of certain losses deferred into the next fiscal year (see discussion below). These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized at December 31, 2006. For Federal income tax purposes, Bond Portfolio realized capital gains of $783,100 during the year ended December 31, 1998, which were entirely offset by capital loss carryovers. In addition, prior year capital loss carryovers of Bond Portfolio aggregated $1,405,971 as of December 31, 1998, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $1,389,275 at December 31, 2002, and $16,696 at December 31, 2004. The capital gain net income of Growth, Income, Science and Technology, International, Small Cap, Balanced, Asset Strategy and Limited-Term Bond Portfolios was paid to shareholders during the year ended December 31, 1998.

     Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1998 through December 31, 1998, Small Cap, Limited-Term Bond and High Income Portfolios incurred net capital losses of $1,287,773, $211 and $273,055, respectively, which have been deferred to the fiscal year ending December 31, 1999. In addition, during the year ended December 31, 1998, Small Cap Portfolio recognized post-October losses of $352,811 that had been deferred from the year ended December 31, 1997.

Note 5 -- Securities Loaned

     On June 30, 1999, securities with a market value of $72,093,790 (which are included in the accompanying schedule of investments) had been loaned under agreements whereby the Income Portfolio received securities with a market value of $72,864,381 as collateral. The aggregate amount of such loans must be continuously secured by 100% of the market value of the securities loaned. The Portfolio derives income from its securities lending activities. These agreements may be terminated by the borrower or the Portfolio upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Portfolio has the right to use the collateral to purchase similar or other securities. During the period ended June 30, 1999, the Income Portfolio derived approximately $83,720 of income, net of related expenses, from its securities lending activities.

Note 6 -- Change in Par Value of Common Stock

     At a special meeting of shareholders of the fund held on June 22, 1999, the Articles of Incorporation of the Fund were amended to change the par value of the Fund's common stock from $0.01 to $0.001. This change became effective June 30, 1999.

Shareholder Meeting Results

A special meeting of Target/United Funds, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:

                                For    Withheld
J. Concannon            321,048,148   8,108,699
J. Dillingham           320,864,775   8,292,072
D. Gardner              320,081,666   9,075,181
L. Graves               320,977,973   8,178,874
J. Harroz, Jr.          319,827,683   9,329,164
J. Hayes                320,477,648   8,679,199
R. Hechler              320,213,903   8,942,944
H. Herrmann             320,175,652   8,981,195
G. Johnson              320,296,358   8,860,489
W. Morgan               320,662,571   8,494,276
R. Reimer               320,005,837   9,151,010
F. Ross, Jr.            321,059,625   8,097,222
E. Schwartz             320,883,083   8,273,764
K. Tucker               321,027,737   8,129,110
F. Vogel III            320,990,051   8,166,796

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                   For      Against     Abstain
           315,789,330    2,663,020  10,704,497

Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                For     Against           Abstain
Asset Strategy Portfolio              2,492,800           173,274     113,086
Balanced Portfolio       12,254,949     838,672           403,862
Bond Portfolio           19,521,370     947,993           894,851
Growth Portfolio         82,041,246   4,402,774         2,833,334
High Income Portfolio    26,081,202     908,722         1,312,377
Income Portfolio         60,915,366   3,304,866         2,357,112
International Portfolio              20,383,542         1,136,563     569,696
Limited-Term Bond Portfolio 971,307      24,340            35,801
Money Market Portfolio   49,749,559   1,868,356         3,867,971
Science and Technology Portfolio4,837,845325,048          218,438
Small Cap Portfolio      21,369,200   1,232,139           769,186

Item 4. To approve or disapprove amendment of the Fund's policy regarding securities lending:

                                For     Against           Abstain
Asset Strategy Portfolio  2,557,194     104,885           117,081
Balanced Portfolio       12,392,131     636,259           469,093
Bond Portfolio           19,675,367     597,681         1,091,166
Growth Portfolio         82,347,732   3,195,972         3,733,650
High Income Portfolio    26,039,201     696,173         1,566,927
Income Portfolio         61,193,339   2,421,579         2,962,426
International Portfolio  20,658,058     703,102           728,641
Limited-Term Bond Portfolio 978,956      15,760            36,732
Money Market Portfolio   50,456,866   1,030,538         3,998,482
Science and Technology Portfolio4,918,571210,548          252,212
Small Cap Portfolio      21,650,369     849,713           870,443

Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                   For      Against     Abstain
           302,425,873    8,042,499  18,688,475

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS

Robert L. Hechler, President
Michael L. Avery, Vice President
James C. Cusser, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Thomas A. Mengel, Vice President
William M. Nelson, Vice President
Cynthia P. Prince-Fox, Vice President
Philip J. Sanders, Vice President
Grant P. Sarris, Vice President
Mark G. Seferovich, Vice President
W. Patrick Sterner, Vice President
Mira Stevovich, Vice President
Daniel J. Vrabac, Vice President
James D. Wineland, Vice President



This report is submitted for the general information of the shareholders of Target/United Funds, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Target/United Funds, Inc. current prospectus.

Advantage I.  A flexible premium variable life insurance policy.

Advantage II.  A deferred variable annuity policy.

Advantage Plus.  A flexible premium variable life insurance policy.

All three offer you the investment flexibility of positioning your investment in one or more of the following professionally managed portfolios:

ASSET STRATEGY Portfolio
Objective:    High total return over the long term.

Invested In: An allocation of its assets among stocks, bonds, and short-term instruments.

BALANCED Portfolio
Objective:    Current income with a secondary goal of long-term appreciation of capital.

Invested in:  Primarily a mix of stocks, fixed-income securities and cash, depending on market conditions.

BOND Portfolio
Objective:    Income with an emphasis on preservation of capital.

Invested In:  Primarily debt securities issued by companies of any size.

GROWTH Portfolio
Objective:    Capital growth with income as a secondary goal.

Invested In:  Primarily common stocks of U.S. and foreign companies with large capitalization representing major sectors of the economy.

HIGH INCOME Portfolio
Objective:    High level of income with a secondary objective of capital growth when consistent with its primary objective.

Invested In:  Primarily high-yield, high-risk, fixed income securities of U.S.
           and foreign issuers.

INCOME Portfolio
Objective:    Maintain current income, subject to market conditions, with capital growth
            as a secondary goal.

Invested In:  Primarily common stocks of U.S. and foreign companies.

INTERNATIONAL Portfolio
Objective:    Long-term appreciation of capital with a secondary goal of current income.

Invested in:  Primarily common stocks issued by foreign companies.

LlMITED-TERM BOND Portfolio
Objective:    High level of current income consistent with the preservation of capital.

Invested in:  Primarily investment-grade debt securities of U.S. issuers, including U.S. Government securities.

MONEY MARKET Portfolio
Objective:    Maximum current income consistent with stability of principal.

Invested In:  U.S. dollar-denominated, high-quality money market obligations and instruments.

SCIENCE AND TECHNOLOGY Portfolio
Objective:    Long-term capital growth.

Invested in:  Primarily common stocks of U.S. and foreign companies whose products, processes or services are expected to benefit from scientific or technological discoveries or developments.

SMALL CAP Portfolio
Objective:    Capital growth.

Invested in:  Primarily common stocks of relatively new or unseasoned companies, companies in their early stages of development or smaller companies positioned in new and emerging industries where the opportunity for rapid growth is above average.

FOR MORE INFORMATION:
Contact your representative, or your local office as listed on your Account Statement, or contact:
  United Investors Life
  Variable Products Division
  P.O. Box 156
  Birmingham, AL  35201-0156
  (205)325-4300


NUR1016SA(6-99)

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